--------------------------------------------------------------------------------

                       Dimensional Investment Group Inc.
                          U.S. 6-10 Value Portfolio II

                                 Annual Report

                          Year Ended November 30, 1998

                     -------------------------------------

                       DIMENSIONAL INVESTMENT GROUP INC.

                          U.S. 6-10 VALUE PORTFOLIO II
                                 ANNUAL REPORT

                               TABLE OF CONTENTS

                                                                           PAGE
                                                                          ------
DIMENSIONAL INVESTMENT GROUP INC.
    Performance Chart...................................................       1
    Statement of Assets and Liabilities.................................       2
    Statement of Operations.............................................       3
    Statements of Changes in Net Assets.................................       4
    Financial Highlights................................................       5
    Notes to Financial Statements.......................................     6-7
    Report of Independent Accountants...................................       8

THE DFA INVESTMENT TRUST COMPANY -- THE U.S. 6-10 VALUE SERIES
    Performance Chart...................................................       9
    Schedule of Investments.............................................   10-26
    Statement of Assets and Liabilities.................................      27
    Statement of Operations.............................................      28
    Statements of Changes in Net Assets.................................      29
    Financial Highlights................................................      30
    Notes to Financial Statements.......................................   31-32
    Report of Independent Accountants...................................      33

This report is submitted for the information of the Fund's shareholders. It is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

                       DIMENSIONAL INVESTMENT GROUP INC.

                               PERFORMANCE CHART

--------------------------------------------------------------------------------
U.S. 6-10 Value Portfolio II vs.
Russell 2000 Value Index
September 1994-November 1998

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

               U.S. 6-10 Value         Russell 2000 Value
  date           Portfolio II                 Index           Fama-French Small Cap Value Index

                            $10,000                  $10,000                            $10,000
Sep-94                       $9,961                   $9,894                             $9,957
Oct-94                       $9,816                   $9,713                             $9,788
Nov-94                       $9,477                   $9,321                             $9,463
Dec-94                       $9,568                   $9,600                             $9,541
Jan-95                       $9,666                   $9,554                             $9,696
Feb-95                      $10,001                   $9,908                            $10,090
Mar-95                      $10,119                   $9,956                            $10,207
Apr-95                      $10,473                  $10,252                            $10,527
May-95                      $10,758                  $10,471                            $10,751
Jun-95                      $11,181                  $10,829                            $11,106
Jul-95                      $11,780                  $11,225                            $11,553
Aug-95                      $12,153                  $11,558                            $11,923
Sep-95                      $12,291                  $11,730                            $12,123
Oct-95                      $11,691                  $11,262                            $11,582
Nov-95                      $12,121                  $11,709                            $11,907
Dec-95                      $12,327                  $12,072                            $12,094
Jan-96                      $12,287                  $12,152                            $12,265
Feb-96                      $12,547                  $12,343                            $12,456
Mar-96                      $12,888                  $12,602                            $12,876
Apr-96                      $13,551                  $12,946                            $13,320
May-96                      $14,082                  $13,273                            $13,844
Jun-96                      $13,781                  $13,117                            $13,623
Jul-96                      $12,918                  $12,419                            $12,897
Aug-96                      $13,499                  $12,958                            $13,431
Sep-96                      $13,961                  $13,312                            $13,774
Oct-96                      $14,062                  $13,466                            $13,734
Nov-96                      $14,724                  $14,191                            $14,363
Dec-96                      $15,046                  $14,652                            $14,567
Jan-97                      $15,436                  $14,877                            $15,082
Feb-97                      $15,425                  $15,019                            $15,158
Mar-97                      $15,026                  $14,616                            $14,759
Apr-97                      $14,954                  $14,831                            $14,654
May-97                      $16,379                  $16,012                            $16,045
Jun-97                      $17,404                  $16,822                            $16,892
Jul-97                      $18,439                  $17,528                            $17,774
Aug-97                      $19,096                  $17,807                            $18,435
Sep-97                      $20,572                  $18,991                            $19,776
Oct-97                      $19,844                  $18,475                            $19,372
Nov-97                      $19,669                  $18,678                            $19,252
Dec-97                      $19,687                  $19,311                            $19,639
Jan-98                      $19,453                  $18,962                            $19,547
Feb-98                      $20,915                  $20,109                            $20,815
Mar-98                      $21,769                  $20,925                            $21,675
Apr-98                      $22,195                  $21,028                            $22,050
May-98                      $21,352                  $20,283                            $21,183
Jun-98                      $20,925                  $20,168                            $20,626
Jul-98                      $19,387                  $18,589                            $19,096
Aug-98                      $15,822                  $15,678                            $15,744
Sep-98                      $16,269                  $16,563                            $16,133
Oct-98                      $16,964                  $17,055                            $17,027
Nov-98                      $17,862                  $17,518                            $17,739

Annualized
Total Return        One          From
(%)                Year     September 1994
-------------------------------------------
                   5.58          6.31

- The portfolio seeks to capture return premiums associated with high book-to-market ratios by investing in the U.S. 6-10 Value Series of the DFA Investment Trust Company which in turn invests in U.S. small companies on a market cap-weighted basis. The series invests in companies that have average weighted market capitalizations of approximately $300 million and book-to-market ratios in the upper 30% of publicly traded U.S. companies.

- The portfolio's returns in fiscal 1998 reflected the performance of small U.S. companies with high book-to-market ratios.

- The Russell 2000 Value Index is a more widely recognized and more broadly based securities index than the Fama-French Small Cap Value Index, and is replacing the latter for comparison purposes.
Past performance is not predictive of future performance.

--------------------------------------------------------------------------------

                       DIMENSIONAL INVESTMENT GROUP INC.

                          U.S. 6-10 VALUE PORTFOLIO II

                      STATEMENT OF ASSETS AND LIABILITIES

                               NOVEMBER 30, 1998

                  (AMOUNTS IN THOUSANDS, EXCEPT SHARE AMOUNTS)

ASSETS:
Investment in The U.S. 6-10 Value Series of The DFA Investment Trust Company (4,929,437
  Shares, Cost $75,936)++ at Value.......................................................  $    85,082
Receivable for Investment Securities Sold................................................        1,454
Prepaid Expenses and Other Assets........................................................           14
                                                                                           -----------
    Total Assets.........................................................................       86,550
                                                                                           -----------

LIABILITIES:
Payable for Fund Shares Redeemed.........................................................        1,454
Accrued Expenses.........................................................................           22
                                                                                           -----------
    Total Liabilities....................................................................        1,476
                                                                                           -----------

NET ASSETS...............................................................................  $    85,074
                                                                                           -----------
                                                                                           -----------

SHARES OUTSTANDING, $.01 PAR VALUE
  (Authorized 100,000,000)...............................................................    5,086,017
                                                                                           -----------
                                                                                           -----------

NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE.................................  $     16.73
                                                                                           -----------
                                                                                           -----------

NET ASSETS CONSIST OF:
Paid-In Capital..........................................................................  $    71,734
Undistributed Net Investment Income......................................................          390
Undistributed Net Realized Gain..........................................................        3,804
Unrealized Appreciation of Investment Securities.........................................        9,146
                                                                                           -----------
    Total Net Assets.....................................................................  $    85,074
                                                                                           -----------
                                                                                           -----------

--------------

++ The cost for Federal income tax purposes is $79,533.

                See accompanying Notes to Financial Statements.

                       DIMENSIONAL INVESTMENT GROUP INC.

                          U.S. 6-10 VALUE PORTFOLIO II

                            STATEMENT OF OPERATIONS

                      FOR THE YEAR ENDED NOVEMBER 30, 1998

                             (AMOUNTS IN THOUSANDS)

INVESTMENT INCOME
    Income Distributions Received from The DFA Investment Trust Company.....................  $     874
                                                                                              ---------

EXPENSES
    Administrative Services.................................................................         11
    Accounting & Transfer Agent Fees........................................................         15
    Shareholder Services....................................................................        112
    Legal Fees..............................................................................          6
    Audit Fees..............................................................................          1
    Filing Fees.............................................................................         34
    Shareholders' Reports...................................................................         22
    Directors' Fees and Expenses............................................................          3
    Organization Costs......................................................................          8
    Other...................................................................................          1
                                                                                              ---------
        Total Expenses......................................................................        213
                                                                                              ---------
    NET INVESTMENT INCOME...................................................................        661
                                                                                              ---------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS

Capital Gain Distributions Received from The DFA Investment Trust Company...................     11,328

Net Realized Loss on Investment Securities..................................................     (4,227)

Change in Unrealized Depreciation of Investment Securities..................................    (16,234)
                                                                                              ---------

    NET LOSS ON INVESTMENT SECURITIES.......................................................     (9,133)
                                                                                              ---------

NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS........................................  $  (8,472)
                                                                                              ---------
                                                                                              ---------

                See accompanying Notes to Financial Statements.

                       DIMENSIONAL INVESTMENT GROUP INC.

                          U.S. 6-10 VALUE PORTFOLIO II

                      STATEMENTS OF CHANGES IN NET ASSETS

                             (AMOUNTS IN THOUSANDS)

                                                                              YEAR       YEAR
                                                                              ENDED      ENDED
                                                                            NOV. 30,   NOV. 30,
                                                                              1998       1997
                                                                            ---------  ---------
INCREASE (DECREASE) IN NET ASSETS
Operations:
    Net Investment Income (Loss)..........................................  $     661  $     499

    Capital Gain Distributions Received from
      The DFA Investment Trust Company....................................     11,328      2,017
    Net Realized Loss on Investment Securities............................     (4,227)      (602)
    Change in Unrealized Appreciation (Depreciation) of Investment
      Securities..........................................................    (16,234)    19,121
                                                                            ---------  ---------
        Net Increase in Net Assets Resulting from Operations..............     (8,472)    21,035
                                                                            ---------  ---------
Distributions From:
    Net Investment Income.................................................       (723)      (225)
    Net Realized Gains....................................................     (4,178)      (759)
                                                                            ---------  ---------
        Total Distributions...............................................     (4,901)      (984)
                                                                            ---------  ---------
Capital Share Transactions (1):
    Shares Issued.........................................................     30,514     82,657
    Shares Issued in Lieu of Cash Distributions...........................      4,901        984
    Shares Redeemed.......................................................    (62,029)   (19,268)
                                                                            ---------  ---------
        Net Increase (Decrease) From Capital Share Transactions...........    (26,614)    64,373
                                                                            ---------  ---------
        Total Increase (Decrease).........................................    (39,987)    84,424
NET ASSETS
    Beginning of Period...................................................    125,061     40,637
                                                                            ---------  ---------
    End of Period.........................................................  $  85,074  $ 125,061
                                                                            ---------  ---------
                                                                            ---------  ---------
(1) SHARES ISSUED AND REDEEMED:
    Shares Issued.........................................................      1,708      4,736
    Shares Issued in Lieu of Cash Distributions...........................        272         67
    Shares Redeemed.......................................................     (3,409)    (1,057)
                                                                            ---------  ---------
                                                                               (1,429)     3,746
                                                                            ---------  ---------
                                                                            ---------  ---------

                See accompanying Notes to Financial Statements.

                       DIMENSIONAL INVESTMENT GROUP INC.

                          U.S. 6-10 VALUE PORTFOLIO II

                              FINANCIAL HIGHLIGHTS

                (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                      YEAR ENDED        YEAR ENDED        YEAR ENDED        YEAR ENDED         AUG. 3 TO
                                       NOV. 30,          NOV. 30,          NOV. 30,          NOV. 30,          NOV. 30,
                                         1998              1997              1996              1995              1994
                                      -----------       -----------       -----------       -----------       -----------
Net Asset Value, Beginning of
  Period............................   $    19.20        $    14.67        $    12.13        $     9.65        $    10.00
                                      -----------       -----------       -----------       -----------       -----------
Income from Investment Operations
  Net Investment Income.............         0.12              0.08              0.08              0.06              0.11
  Net Gains (Losses) on Securities
    (Realized and Unrealized).......        (1.84)             4.77              2.51              2.63             (0.35)
                                      -----------       -----------       -----------       -----------       -----------
  Total from Investment
    Operations......................        (1.74)             4.85              2.59              2.69             (0.24)
                                      -----------       -----------       -----------       -----------       -----------
Less Distributions
  Net Investment Income.............        (0.11)            (0.07)            (0.01)            (0.06)            (0.11)
  Net Realized Gains................        (0.64)            (0.25)            (0.04)            (0.15)               --
                                      -----------       -----------       -----------       -----------       -----------
  Total Distributions...............        (0.75)            (0.32)            (0.05)            (0.21)            (0.11)
                                      -----------       -----------       -----------       -----------       -----------
Net Asset Value, End of Period......   $    16.73        $    19.20        $    14.67        $    12.13        $     9.65
                                      -----------       -----------       -----------       -----------       -----------
                                      -----------       -----------       -----------       -----------       -----------
Total Return........................        (9.19)%           33.75%            21.39%            27.90%            (2.39)%#

Net Assets, End of Period
  (thousands).......................   $   85,074        $  125,061        $   40,637        $   14,290        $    6,055
Ratio of Expenses to Average Net
  Assets (1)........................         0.45%             0.48%(a)          0.85%(a)          0.96%(a)          0.96%*(a)
Ratio of Net Investment Income to
  Average Net Assets................         0.59%             0.62%(a)          0.77%(a)          0.68%(a)          4.78*(a)
Portfolio Turnover Rate.............          N/A               N/A               N/A               N/A               N/A
Portfolio Turnover Rate of Master
  Fund Series.......................        22.51%            25.47%            14.91%            20.62%             8.22%(b)

--------------

*   Annualized

#   Non-Annualized

(1) Represents the combined ratio for the Portfolio and its respective pro-rata share of its Master Fund Series.

(a) Had certain waivers and assumptions of expenses not been in effect, the ratios of expenses to average net assets for the periods ended November 30, 1997 through 1994 would have been 0.47%, 0.88%, 1.50% and 2.33%, respectively and the ratios of net investment income to average net assets for the periods ended November 30, 1997 through 1994 would have been 0.63%, 0.74%, 0.14% and 3.41%, respectively.

(b) Master Fund Series turnover calculated for the year ended November 30, 1994.

                See accompanying Notes to Financial Statements.

                       DIMENSIONAL INVESTMENT GROUP INC.

                         NOTES TO FINANCIAL STATEMENTS

A. ORGANIZATION:

    Dimensional Investment Group Inc. (the "Fund") is an open-end management investment company registered under the Investment Company Act of 1940, whose shares are offered to institutional investors, retirement plans and clients of registered investment advisors. The Fund currently offers thirteen portfolios, of which U.S. 6-10 Value Portfolio II (the "Portfolio") is presented in this report.

    Effective August 1, 1997, U.S. Small Cap Value Portfolio II changed its name to U.S. 6-10 Value Portfolio II.

    The Portfolio invests all of its assets in The U.S. 6-10 Value Series (the "Series"), a corresponding series of The DFA Investment Trust Company. At November 30, 1998, the Portfolio owned 4% of the outstanding shares of the Series. The financial statements of the Series are included elsewhere in this report and should be read in conjunction with the financial statements of the Portfolio.

B. SIGNIFICANT ACCOUNTING POLICIES:

    The following significant accounting policies are in conformity with generally accepted accounting principles for investment companies. Such policies are consistently followed by the Fund in preparation of its financial statements. The preparation of financial statements in accordance with generally accepted accounting principles may require management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

    1. SECURITY VALUATION: The shares of the Series held by the Portfolio are valued at its respective daily net asset value.

    2. FEDERAL INCOME TAXES: It is the Portfolio's intention to continue to qualify as a regulated investment company and distribute all of its taxable income. Accordingly, no provision for Federal income tax is required in the financial statements.

    3. OTHER: Security transactions are accounted for on the date the securities are purchased or sold. Costs used in determining realized gains and losses on the sale of investment securities are those of specific securities sold. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Expenses directly attributable to the Portfolio or to the Series are directly charged. Common expenses are allocated using methods determined by the Board of Directors.

C. INVESTMENT ADVISOR:

    Dimensional Fund Advisors Inc. ("DFA" or the "Advisor") provides administrative services to the Portfolio, including supervision of services provided by others, providing information to the shareholders and to the Board of Directors, and other administrative services. The Advisor provides investment advisory services to the Series. For the year ended November 30, 1998, the Portfolio's Administrative fees were computed daily and paid monthly to the Advisor at an effective annual rate of 0.01 of 1% of average daily net assets.

    Certain officers of the Portfolio are also officers, directors and shareholders of the Advisor.

    Effective July 1, 1996, the Advisor has agreed to waive its fees and reimburse the Portfolio to the extent necessary to keep the annual combined expenses of the Portfolio and its respective Master Fund to not more than 0.75% of average daily net assets. Prior to that date, the Advisor agreed to waive its fees and reimburse the Portfolio to the extent necessary to keep the annual combined expenses to not more than 0.96% of average daily net assets on an annualized basis. Annualized expenses are those expenses incurred in any period consisting of twelve consecutive months. At November 30, 1998, there are no previously waived fees subject to future reimbursement to the Advisor.

    In addition, pursuant to an agreement with a Shareholder Service Agent, the Portfolio pays to such agent a fee at the effective annual rate of .10% of its average daily net assets.

D. INVESTMENTS:

    At November 30, 1998, gross unrealized appreciation and depreciation for federal income tax purposes of investment securities was as follows (amounts in thousands):

Gross Unrealized Appreciation............................  $   5,549
Gross Unrealized Depreciation............................         --
                                                           ---------
Net......................................................  $   5,549
                                                           ---------
                                                           ---------

E. LINE OF CREDIT:

    The Fund, together with other DFA-advised portfolios, has entered into a $50 million unsecured line of credit with its domestic custodian bank. Each portfolio is permitted to borrow, subject to its investment limitations, up to a maximum of $50 million. Borrowings under the line are charged interest at the current overnight federal funds rate plus a variable rate determined at the date of borrowing. Each portfolio is individually, and not jointly liable for its particular advances under the line. There is no commitment fee on the unused portion of the line of credit. There were no borrowings under the line of credit by the Portfolio during the year ended November 30, 1998.

                       REPORT OF INDEPENDENT ACCOUNTANTS

TO THE SHAREHOLDERS AND BOARD OF DIRECTORS OF
DIMENSIONAL INVESTMENT GROUP INC.:

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, of Dimensional Investment Group Inc., The U.S. 6-10 Value Portfolio II, and the related statements of operations, and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of, Dimensional Investment Group Inc., The U.S. 6-10 Value Portfolio II at November 30, 1998, the results of its operations, changes in its net assets and its financial highlights for each of the periods presented, in conformity with generally accepted accounting principles. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with generally accepted auditing standards which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at November 30, 1998 by correspondence with the custodian and brokers, provide a reasonable basis for the opinion expressed above.

PricewaterhouseCoopers LLP

2400 Eleven Penn Center
Philadelphia, Pennsylvania
January 15, 1999

                        THE DFA INVESTMENT TRUST COMPANY

                               PERFORMANCE CHART

--------------------------------------------------------------------------------
U.S. 6-10 Value Series vs.
Russell 2000 Value Index
April 1993-November 1998

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

                 U.S. 6-10 Value       Russell 2000 Value       Fama-French Small Cap Value
date                      Series                    Index                             Index
                         $10,000                  $10,000                           $10,000
Apr-93                    $9,788                   $9,760                            $9,687
May-93                   $10,050                  $10,067                           $10,081
Jun-93                   $10,060                  $10,162                           $10,069
Jul-93                   $10,363                  $10,337                           $10,209
Aug-93                   $10,706                  $10,741                           $10,536
Sep-93                   $11,079                  $10,999                           $10,727
Oct-93                   $11,452                  $11,251                           $11,156
Nov-93                   $11,260                  $10,964                           $10,978
Dec-93                   $11,486                  $11,286                           $11,257
Jan-94                   $12,079                  $11,688                           $11,791
Feb-94                   $12,049                  $11,654                           $11,720
Mar-94                   $11,650                  $11,133                           $11,235
Apr-94                   $11,731                  $11,242                           $11,317
May-94                   $11,772                  $11,226                           $11,279
Jun-94                   $11,558                  $10,936                           $11,047
Jul-94                   $11,752                  $11,138                           $11,320
Aug-94                   $12,161                  $11,576                           $11,726
Sep-94                   $12,120                  $11,453                           $11,676
Oct-94                   $11,947                  $11,243                           $11,477
Nov-94                   $11,545                  $10,789                           $11,096
Dec-94                   $11,664                  $11,113                           $11,188
Jan-95                   $11,789                  $11,060                           $11,370
Feb-95                   $12,205                  $11,469                           $11,831
Mar-95                   $12,350                  $11,525                           $11,968
Apr-95                   $12,787                  $11,867                           $12,344
May-95                   $13,152                  $12,121                           $12,607
Jun-95                   $13,673                  $12,536                           $13,023
Jul-95                   $14,422                  $12,993                           $13,547
Aug-95                   $14,879                  $13,379                           $13,982
Sep-95                   $15,067                  $13,579                           $14,215
Oct-95                   $14,339                  $13,037                           $13,581
Nov-95                   $14,872                  $13,554                           $13,963
Dec-95                   $15,133                  $13,974                           $14,182
Jan-96                   $15,089                  $14,067                           $14,382
Feb-96                   $15,415                  $14,288                           $14,606
Mar-96                   $15,849                  $14,588                           $15,099
Apr-96                   $16,675                  $14,986                           $15,619
May-96                   $17,327                  $15,365                           $16,233
Jun-96                   $16,968                  $15,184                           $15,975
Jul-96                   $15,915                  $14,376                           $15,124
Aug-96                   $16,644                  $15,000                           $15,750
Sep-96                   $17,209                  $15,409                           $16,151
Oct-96                   $17,340                  $15,588                           $16,105
Nov-96                   $18,166                  $16,427                           $16,842
Dec-96                   $18,569                  $16,961                           $17,081
Jan-97                   $19,052                  $17,222                           $17,686
Feb-97                   $19,052                  $17,385                           $17,774
Mar-97                   $18,558                  $16,919                           $17,307
Apr-97                   $18,478                  $17,168                           $17,184
May-97                   $20,234                  $18,535                           $18,815
Jun-97                   $21,509                  $19,473                           $19,808
Jul-97                   $22,795                  $20,290                           $20,842
Aug-97                   $23,611                  $20,613                           $21,618
Sep-97                   $25,436                  $21,984                           $23,189
Oct-97                   $24,541                  $21,386                           $22,716
Nov-97                   $24,335                  $21,621                           $22,575
Dec-97                   $24,359                  $22,354                           $23,029
Jan-98                   $24,067                  $21,949                           $22,921
Feb-98                   $25,888                  $23,277                           $24,408
Mar-98                   $26,945                  $24,222                           $25,417
Apr-98                   $27,481                  $24,341                           $25,856
May-98                   $26,437                  $23,479                           $24,840
Jun-98                   $25,913                  $23,346                           $24,187
Jul-98                   $24,014                  $21,518                           $22,392
Aug-98                   $19,593                  $18,148                           $18,462
Sep-98                   $20,153                  $19,173                           $18,918
Oct-98                   $21,020                  $19,743                           $19,966
Nov-98                   $22,132                  $20,278                           $20,801

Annualized
Total Return        One       Five        From
(%)                Year       Years    April 1993
-------------------------------------------------
                   -9.05      14.47      15.05

- The series seeks to capture return premiums associated with high book-to-market ratios by investing in U.S. small companies on a market cap-weighted basis. The series invests in companies that have average weighted market capitalizations of approximately $300 million and book-to-market ratios in the upper 30% of publicly traded U.S. companies.

- The series' returns in fiscal 1998 reflected the performance of small U.S. companies with high book-to-market ratios.

- The Russell 2000 Value Index is a more widely recognized and more broadly based securities index than the Fama-French Small Cap Value Index, and is replacing the latter for comparison purposes.
Past performance is not predictive of future performance.

--------------------------------------------------------------------------------

                           THE U.S. 6-10 VALUE SERIES

                            SCHEDULE OF INVESTMENTS

                               NOVEMBER 30, 1998

                                                               SHARES        VALUE+
                                                         ------------  ------------
COMMON STOCKS -- (98.4%)
  *3-D Systems Corp....................................       129,900  $    917,419
  *3D0 Co..............................................       117,800       334,994
  *ABC Rail Products Corp..............................        29,700       373,106
  *ABT Building Products Corp..........................       115,300     1,196,237
  *ACT Manufacturing, Inc..............................           800         7,900
  *ACT Networks, Inc...................................       145,700     1,470,659
  *ACX Technologies, Inc...............................       304,300     3,879,825
  *ADE Corp............................................        66,000       853,875
  *AEP Industries, Inc.................................        70,150     1,492,880
  *AG Associates, Inc..................................        67,800       324,169
  *AG Services America, Inc............................         2,900        42,050
  *#ARV Assisted Living, Inc...........................       227,900     1,367,400
  ASB Financial Corp...................................         9,800       106,575
  Aames Financial Corp.................................       361,000       676,875
  *Aasche Transportation Services, Inc.................        48,800       245,525
  Abington Bancorp, Inc................................        41,600       663,000
  Abrams Industries, Inc...............................        10,000        67,500
  *Abraxas Petroleum Corp..............................        88,200       457,537
  *Accell International Corp...........................        80,600       251,875
  *Acceptance Insurance Companies, Inc.................       168,100     3,309,469
  *Acclaim Entertainment, Inc..........................        77,700       743,006
  Aceto Corp...........................................        81,660     1,046,269
  *Acme Electric Corp..................................        46,300       237,287
  *Acme United Corp....................................         8,700        21,206
  *Active Voice Corp...................................        49,900       352,419
  *Adam Software, Inc..................................         6,500        27,219
  *Adept Technology, Inc...............................       125,400       924,825
  *Adflex Solutions, Inc...............................       165,000     1,124,062
  *#Advanced Aerodynamics & Structures, Inc............         5,000        14,141
  *Advanced Digital Information Corp...................        67,100       960,369
  *#Advanced Health Corp...............................       163,900       261,216
  *Advanced Magnetics, Inc.............................        76,100       675,387
  Advanced Marketing Services, Inc.....................        61,500     1,082,016
  *Advanced Neuromodulation Systems, Inc...............        91,360       539,595
  Advanta Corp. Class A................................        94,813       986,648
  *Advanta Corp. Class B Non-Voting....................       144,725     1,128,403
  Advest Group, Inc....................................        80,200     1,869,662
  *Advocat, Inc........................................        66,000       391,875
  *Aehr Test Systems...................................        57,000       247,594
  *Aerovox, Inc........................................        60,800       157,700
  *Agco Corp...........................................       642,700     5,262,106
  *Air Methods Corp....................................        91,700       266,503
  *Airtran Holdings, Inc...............................        14,600        58,856
  Alamo Group, Inc.....................................        67,000       845,875
  Albank Financial Corp................................       118,880     8,039,260
  Alba-Waldensian, Inc.................................         7,050       170,962
  *Aldila, Inc.........................................       178,100       578,825
  Alfa Corp............................................       135,300     2,951,231
  Alico, Inc...........................................        79,100     1,366,947
  *Align-Rite International, Inc.......................        36,000       435,375
  *Alkermes, Inc.......................................        51,800       959,919
  *All American Semiconductor, Inc.....................        39,300        41,142
  Allen Organ Co. Class B..............................         5,000       187,500
  *Allen Telecom, Inc..................................       164,500     1,141,219
  Alliance Bancorp.....................................       125,420     2,449,609

                                                               SHARES        VALUE+
                                                         ------------  ------------
  *Alliance Pharmaceuticals Corp.......................        12,900  $     50,391
  *Alliance Semiconductor Corp.........................       439,900     1,725,233
  *Allied Healthcare Products, Inc.....................       128,000       344,000
  *Allied Holdings, Inc................................        94,600     1,442,650
  Allied Products Corp.................................       183,300     1,351,837
  *Allied Research Corp................................        57,800       433,500
  *Allin Communications Corp...........................        90,000       360,000
  *#Allou Health & Beauty Care, Inc. Class A...........        61,900       661,556
  *Allstars Systems, Inc...............................        68,500       141,281
  *Allstate Financial Corp.............................        20,900        71,844
  *Alpha Beta Technology, Inc..........................        60,000        66,562
  *Alpha Industries, Inc...............................        34,200       750,262
  *Alpha Microsystems, Inc.............................        28,500       138,047
  *Alpha Technologies Group, Inc.......................        74,400       132,525
  Alpharma, Inc. Class A...............................        86,000     3,096,000
  *Altron, Inc.........................................       133,200     2,980,350
  Ambanc Holding Co., Inc..............................        40,600       654,675
  Amcast Industrial Corp...............................       112,800     1,981,050
  Amcore Financial, Inc................................        19,650       464,231
  *America West Holdings Corp. Class B.................       177,400     2,505,775
  American Bank of Connecticut.........................        46,600     1,036,850
  *#American Banknote Corp.............................       212,500       411,719
  American Biltrite, Inc...............................        40,100       949,869
  American Business Products, Inc......................       195,000     4,338,750
  *American Classic Voyages Co.........................         1,100        16,294
  *American Ecology Corp...............................        51,900        71,362
  *American Freightways Corp...........................       602,000     5,380,375
  *American Healthcorp, Inc............................         2,500        25,469
  American Heritage Life Investment Corp...............       185,200     4,548,975
  *American Homepatient, Inc...........................       163,700       352,978
  *American Indemnity Financial Corp...................        14,200       160,637
  *American Medical Electronics, Inc. (Escrow-Bonus)...        20,800             0
  *American Medical Electronics, Inc.
    (Escrow-Earnings)..................................        20,800             0
  American Medical Security Group, Inc.................       244,800     3,503,700
  *American Mobile Satellite Corp......................       217,200       984,187
  *American Oncology Resources, Inc....................       278,000     3,101,437
  *American Pacific Corp...............................        90,400       627,150
  *#American Pad & Paper Co............................       310,500       485,156
  *American Physicians Services Group, Inc.............        44,400       210,900
  *#American Residential Services, Inc.................        71,000       248,500
  *American Software, Inc. Class A.....................       198,800       534,275
  *American Technical Ceramics Corp....................        43,200       334,800
  American Vanguard Corp...............................         7,040        46,640
  American Woodmark Corp...............................        35,010     1,076,557
  Americana Bancorp, Inc...............................        23,300       448,525
  *Amerihost Properties, Inc...........................        70,000       284,375
  *Amerin Corp.........................................        17,800       437,212
  *Ameripath, Inc......................................       231,500     1,048,984
  *Ameristar Casinos, Inc..............................       145,500       431,953
  Ameron, Inc..........................................        44,900     1,650,075
  Amerus Life Holdings, Inc. Class A...................        86,321     1,904,457
  *Ames Department Stores, Inc.........................       177,000     4,214,812

THE U.S. 6-10 VALUE SERIES

CONTINUED

                                                               SHARES        VALUE+
                                                         ------------  ------------
  *Amistar Corp........................................        42,300  $     93,853
  Ampco-Pittsburgh Corp................................       133,100     1,605,519
  *Amrep Corp..........................................        87,192       643,041
  *Amresco, Inc........................................       104,500       765,789
  *Amtran, Inc.........................................       118,000     2,573,875
  Amwest Insurance Group, Inc..........................        30,855       431,970
  *Anadigics, Inc......................................       137,100     1,718,034
  Analogic Corp........................................        79,500     2,832,187
  Analysis & Technology, Inc...........................        28,800       464,400
  *Anaren Microwave, Inc...............................        38,300       670,250
  Anchor Bancorp Wisconsin, Inc........................       118,700     2,396,256
  Andover Bancorp, Inc. DE.............................        71,825     2,302,889
  Angelica Corp........................................       163,400     2,971,837
  *Ann Taylor Stores Corp..............................       395,900    13,039,956
  *Ansaldo Signal N.V..................................        50,100       208,228
  *Antec Corp..........................................       301,000     5,587,312
  *Applied Digital Access, Inc.........................        31,800        77,512
  *Applied Extrusion Technologies, Inc.................       117,700       926,887
  Applied Industrial Technologies, Inc.................       470,000     6,580,000
  *#Applied Magnetics Corp.............................       265,400     1,973,912
  *Applied Microsystems Corp...........................        77,200       299,150
  *Applied Signal Technologies, Inc....................        90,500     1,097,312
  *Applix, Inc.........................................        37,500       158,203
  *Apria Healthcare Group, Inc.........................       134,800       943,600
  *Aquila Biopharmaceuticals, Inc......................       100,000       287,500
  *#Arcadia Financial, Ltd.............................       560,700     1,997,494
  Arch Coal, Inc.......................................        53,400     1,024,612
  *Arch Communications Group, Inc......................       287,400       341,287
  Arctic Cat, Inc......................................       228,600     2,386,012
  Argonaut Group, Inc..................................        70,300     1,744,319
  *Argosy Gaming Corp..................................       355,800       867,262
  *Arkansas Best Corp..................................       219,000     1,293,469
  *Armco, Inc..........................................        80,000       315,000
  Arnold Industries, Inc...............................       225,300     3,224,606
  *Aronex Pharmaceuticals, Inc.........................         2,500         7,266
  *Arqule, Inc.........................................        86,000       518,687
  *Arrow Automotive Industries, Inc....................        21,600        29,700
  Arrow Financial Corp.................................         6,044       159,033
  *Artisoft, Inc.......................................       157,400       477,119
  *Asahi/Amer, Inc.....................................        14,500        67,062
  *Asante Technologies, Inc............................        94,200       209,006
  *Ascent Entertainment Group, Inc.....................       325,396     2,664,180
  *Ashworth, Inc.......................................       162,100       932,075
  *Associated Group, Inc. Class A......................         1,800        67,387
  *Astec Industries, Inc...............................        94,800     4,894,050
  Astro-Med, Inc.......................................        49,675       267,003
  *Astronics Corp......................................        22,687       243,885
  *Asyst Technologies, Inc.............................       132,700     2,699,616
  Atalanta Sosnoff Capital Corp........................        66,100       590,769
  *Atchison Casting Corp...............................       151,300     1,418,437
  *Athey Products Corp.................................        17,140        55,705
  *Atlantic American Corp..............................        18,500        76,312
  *Atlantis Plastics, Inc..............................        60,000       480,000
  Atrion Corp..........................................        37,750       323,234
  *Au Bon Pain, Inc. Class A...........................       200,500     1,246,859
  *Audiovox Corp. Class A..............................       257,000     1,654,437
  *Ault, Inc...........................................        46,700       313,766
  *#Aura Systems, Inc..................................        40,000        53,750
  *Auspex Systems, Inc.................................       322,800     1,210,500
  *Autoimmune, Inc.....................................       199,400       386,337
  *Autologic Information International, Inc............         7,100        29,287
                                                               SHARES        VALUE+
                                                         ------------  ------------
  Avado Brands, Inc....................................       180,000  $  1,378,125
  *Avalon Holding Corp. Class A........................        25,112       196,187
  *Avatar Holdings, Inc................................        35,300       569,212
  *#Avatex Corp........................................       189,340       142,005
  *Avecor Cardiovascular, Inc..........................        56,000       682,500
  *Aviall, Inc.........................................       117,500     1,424,687
  *Avid Technology, Inc................................        23,400       557,944
  *Avigen, Inc.........................................       119,500       407,047
  *Avondale Financial Corp.............................        28,200       384,225
  *Avondale Industries, Inc............................       152,000     4,180,000
  *Avteam, Inc. Class A................................       140,000       770,000
  *Axsys Technologies, Inc.............................        49,800       695,644
  *Aydin Corp..........................................        54,300       526,031
  *Aztar Corp..........................................       559,700     2,833,481
  Aztec Manufacturing Co...............................           500         4,969
  *BCT International, Inc..............................         7,800        17,794
  *BEI Electronics, Inc................................        86,000       150,500
  BEI Technologies, Inc................................        86,000     1,053,500
  *BF Enterprises, Inc.................................         2,300        18,687
  *BFX Hospitality Group, Inc..........................        89,400       145,275
  *BI, Inc.............................................       107,300       791,337
  BMC Industries, Inc..................................       222,000     1,373,625
  *#BRC Holdings, Inc..................................       145,400     2,762,600
  BSB Bancorp, Inc.....................................       104,700     3,023,212
  BT Financial Corp....................................        57,824     1,597,388
  *BTG, Inc............................................        33,000       218,625
  *BTU International, Inc..............................        75,800       267,669
  *BWAY Corp...........................................        76,200     1,243,012
  *Back Bay Restaurant Group, Inc......................        37,200       330,150
  Badger Meter, Inc....................................        21,200       768,500
  *Badger Paper Mills, Inc.............................        10,400        83,200
  Bairnco Corp.........................................        93,200       664,050
  Baker (J.), Inc......................................       155,818       764,482
  *Baker (Michael) Corp................................        62,500       578,125
  Baldwin & Lyons, Inc. Class B........................         1,600        33,400
  Baldwin Piano & Organ Co.............................        27,000       270,000
  *Baldwin Technology, Inc. Class A....................       172,600       992,450
  *Baltek Corp.........................................         4,500        47,250
  *Bancinsurance Corp..................................        57,400       312,112
  Bancorp Connecticut, Inc.............................        47,400       844,312
  *BancTec, Inc........................................        82,000     1,081,375
  Bandag, Inc..........................................        49,600     1,754,600
  Bandag, Inc..........................................        22,000       708,125
  *Bank Plus Corp......................................       215,900       904,081
  *Bank United Financial Corp. Class A.................        92,900       795,456
  BankAtlantic Bancorp, Inc. Class A...................       129,220       872,235
  BankAtlantic Bancorp, Inc. Class B...................       123,031       976,559
  BankNorth Group, Inc. DE.............................        54,400     1,808,800
  *Banner Aerospace, Inc...............................       310,500     2,755,687
  *Banyan System, Inc..................................       153,000     1,195,312
  *Barry (R.G.) Corp...................................        18,000       213,750
  *Basin Exploration, Inc..............................       122,600     1,417,562
  Bassett Furniture Industries, Inc....................       135,350     3,417,587
  Battle Mountain Gold Co..............................       400,400     1,876,875
  Bay View Capital Corp................................       145,100     3,038,031
  *Baycorp Holdings, Ltd...............................        48,000       228,000
  *Bayou Steel Corp. Class A...........................       121,300       561,012
  *Beard Co............................................        30,000       133,125
  *#Beazer Homes USA, Inc..............................       111,200     2,654,900
  *Bel Fuse, Inc. Class A..............................        28,900       807,394
  *Bel Fuse, Inc. Class B..............................        28,900       684,569
  *Belco Oil & Gas Corp................................       153,300       862,312

THE U.S. 6-10 VALUE SERIES

CONTINUED

                                                               SHARES        VALUE+
                                                         ------------  ------------
  *Bell Industries, Inc................................       101,022  $  1,054,417
  *Bell Microproducts, Inc.............................        99,900       920,953
  *Bellwether Exploration Co...........................       175,600       976,775
  *Ben & Jerry's Homemade, Inc. Class A................        70,700     1,411,791
  *Benton Oil & Gas Co.................................       321,300     1,204,875
  *Berlitz International, Inc..........................        79,100     2,343,337
  *Big 4 Ranch, Inc....................................        73,300             0
  Bindley Western Industries, Inc......................       134,466     5,193,749
  Binks Sames Corp.....................................        30,918       463,770
  *Bio Vascular, Inc...................................        14,900        62,394
  *Bio-Rad Laboratories, Inc. Class A..................       107,800     2,290,750
  *Biosite Diagnostics, Inc............................       125,000     1,031,250
  *Biosource International, Inc........................       140,000       422,187
  Birmingham Steel Corp................................       401,500     1,957,312
  *Black Hawk Gaming & Development, Inc................        34,100       283,456
  Blair Corp...........................................       127,100     2,240,137
  Blimpie International................................         2,700         5,906
  *Bluegreen Corp......................................       213,798     1,469,861
  Bob Evans Farms, Inc.................................       246,100     5,975,616
  *Boca Research, Inc..................................        98,700       209,737
  *Boise Cascade Office Products Corp..................        25,000       278,125
  *Bombay Co., Inc.....................................       431,000     2,128,062
  *Bon-Ton Stores, Inc.................................       131,900     1,022,225
  *#Books-a-Million, Inc...............................       199,000     5,858,062
  *Boston Biomedical, Inc..............................        57,400       161,437
  *#Boston Chicken, Inc................................       310,900       208,886
  *Boston Communications Group, Inc....................       117,000     1,173,656
  Bostonfed Bancorp, Inc...............................        27,500       508,750
  Bowl America, Inc. Class A...........................        45,000       315,000
  Bowne & Co., Inc.....................................        91,332     1,529,811
  *Boyd Gaming Corp....................................       436,000     1,580,500
  *Brauns Fashions Corp................................        22,200       180,375
  *Brazos Sportswear, Inc..............................         4,190         2,619
  *Brite Voice Systems, Inc............................        19,300       154,400
  *Britesmile, Inc.....................................        41,000        48,687
  *Broadway & Seymour, Inc.............................       180,800       531,100
  *Brooks Automation, Inc..............................        77,800     1,230,212
  *Brookstone, Inc.....................................       111,300     1,676,456
  *Brothers Gourmet Coffees, Inc.......................       103,461         4,138
  *Brown & Sharpe Manufacturing Co. Class A............       203,500     1,348,187
  *Brown (Tom), Inc....................................       253,400     2,549,837
  Brown Group, Inc.....................................       297,200     5,331,025
  *Brunswick Technologies, Inc.........................        75,000       393,750
  Brush Wellman, Inc...................................       186,500     3,007,312
  *Buckhead America Corp...............................        15,700        84,387
  *Budget Group, Inc...................................        66,000       825,000
  *Buffets, Inc........................................       246,200     2,877,462
  *#Builders Transport, Inc............................        61,600           385
  *Building Materials Holding Corp.....................       197,000     2,444,031
  *Bull Run Corp. GA...................................        84,500       282,547
  Burlington Coat Factory Warehouse Corp...............       232,940     3,377,630
  *Burlington Industries, Inc..........................       499,000     5,208,312
  *Business Resource Group.............................        57,200       164,450
  *Butler International, Inc...........................        23,200       498,800
  Butler Manufacturing Co..............................        84,200     1,957,650
  *CATS Software, Inc..................................        77,100       334,903
  *C-COR Electronics, Inc..............................        12,000       171,750
                                                               SHARES        VALUE+
                                                         ------------  ------------
  *C.P. Clare Corp.....................................       143,000  $  1,036,750
  *CCA Industries, Inc.................................        40,800        58,650
  *CEM Corp............................................        23,600       244,850
  *CFM Technologies, Inc...............................        76,700       673,522
  *CMC Industries, Inc.................................        88,100       558,884
  *CNA Surety Corp.....................................        35,600       522,875
  *CNS Income..........................................       204,200       969,950
  *CPAC, Inc...........................................        74,100       699,319
  CPB, Inc.............................................       107,000     1,852,437
  CPI Corp.............................................       112,400     2,402,550
  *CSP, Inc............................................        35,332       278,239
  *CSS Industries, Inc.................................        23,200       685,850
  *CTB International Corp..............................        38,000       323,000
  CTS Corp.............................................       111,200     3,919,800
  Cabot Oil & Gas Corp. Class A........................        40,000       617,500
  Cadmus Communications Corp...........................        94,100     1,540,887
  *Caere Corp..........................................        33,900       454,472
  *Calcomp Technology, Inc.............................        94,600       138,944
  Calgon Carbon Corp...................................       144,700     1,049,075
  *California Amplifier, Inc...........................        73,100       203,309
  *California Micro Devices Corp.......................         5,100        13,706
  *California Microwave, Inc...........................       215,700     2,642,325
  *Callon Petroleum Co.................................       137,000     1,755,312
  Cal-Maine Foods, Inc.................................        24,600       122,231
  Calmat Co............................................       272,500     8,379,375
  *Calumet Bancorp, Inc................................        27,000       747,562
  *Cameron Ashley Building Products, Inc...............       108,800     1,387,200
  Cameron Financial Corp...............................        32,700       537,506
  *Canandaigua Wine Co., Inc. Class A..................        93,100     4,614,269
  *Canisco Resources, Inc..............................         5,700        12,469
  *Cannon Express, Inc. Class A........................         6,900        39,675
  *Cannondale Corp.....................................       115,100     1,147,403
  Cape Cod Bank & Trust Co.............................        22,400       446,600
  *Capital Pacific Holdings, Inc.......................       152,300       447,381
  Capital Re Corp......................................        60,000     1,185,000
  #Capitol Bancorp, Ltd................................        34,727       892,050
  Capitol Transamerica Corp............................        88,800     1,565,100
  *Carbide/Graphite Group, Inc.........................        77,800       991,950
  *Cardiotech International, Inc.......................        15,572        20,438
  *Cardiovascular Dynamics, Inc........................       122,400       504,900
  *Caretenders Healthcorp..............................        13,700        38,531
  *Caribiner International, Inc........................       137,500     1,280,469
  *Carleton Corporation................................        16,180        33,371
  *Carmike Cinemas, Inc. Class A.......................       120,100     2,402,000
  Carolina First Corp..................................        74,990     1,863,033
  *Carr-Gottstein Foods Co.............................       100,657     1,138,682
  *Carrington Laboratories, Inc........................        57,700       155,970
  *Carson, Inc.........................................        20,500        58,937
  Carter-Wallace, Inc..................................       325,500     5,777,625
  Cascade Corp.........................................       104,400     1,461,600
  Cash America International, Inc......................       239,200     4,036,500
  *Casino Data Systems.................................       206,300       406,153
  *Castle & Cooke, Inc.................................       258,800     4,043,750
  Castle (A.M.) & Co...................................           200         3,850
  Castle Energy Corp...................................        45,800       875,925
  *Catalina Lighting, Inc..............................        85,700       187,469
  *Catherines Stores Corp..............................       114,400     1,194,050
  Cato Corp. Class A...................................       371,700     5,029,566
  Cavalier Homes, Inc..................................        47,600       514,675
  *Celadon Group, Inc..................................       100,000     1,315,625
  *Celebrity, Inc......................................       105,300        78,975

THE U.S. 6-10 VALUE SERIES

CONTINUED

                                                               SHARES        VALUE+
                                                         ------------  ------------
  *Celeritek, Inc......................................        37,400  $    112,200
  *Cell Genesys, Inc...................................        35,500       171,953
  *#Cell Pathways, Inc.................................        65,400       778,669
  Cenit Bancorp, Inc...................................        54,900     1,032,806
  *Centennial Cellular Corp. Class A...................       166,800     6,687,637
  *Centigram Communications Corp.......................        86,800       645,575
  Central Co-Operative Bank Somerville, MA.............        24,100       423,256
  *Central Garden & Pet Co.............................       149,600     2,407,625
  *Central Reserve Life Corp...........................        26,600       237,737
  *Central Sprinkler Corp..............................        47,100       423,900
  Centris Group, Inc...................................       144,800     1,484,200
  Century Aluminum Co..................................       235,000     2,001,172
  *Cephalon, Inc.......................................        48,600       369,056
  *Ceradyne, Inc.......................................        71,600       290,875
  *Cerion Technologies, Inc............................        81,500        24,195
  *Charming Shoppes, Inc...............................     1,250,900     5,238,144
  *Chart House Enterprises, Inc........................       130,100       650,500
  Chartwell Re Corp....................................       106,100     2,931,012
  *Chase Industries, Inc...............................       117,250     1,370,359
  *Check Technology Corp...............................        70,700       220,937
  *Checkpoint System, Inc..............................       360,500     4,844,219
  Chemed Corp..........................................       104,500     3,539,937
  *Chemfab Corp........................................        16,050       361,125
  Chemfirst, Inc.......................................        72,500     1,368,437
  *Cherry Corp. Class A................................        48,700       715,281
  *Cherry Corp. Class B................................        32,500       485,469
  Chesapeake Corp......................................        13,600       471,750
  #Chesapeake Energy Corp..............................     1,312,800     1,805,100
  Chester Valley Bancorp...............................           833        23,767
  Chic by His, Inc.....................................       125,700       573,506
  Chicago Rivet & Machine Co...........................        11,800       342,200
  *Children's Comprehensive Services, Inc..............       151,600     1,890,262
  *Childtime Learning Centers, Inc.....................        38,300       540,987
  Chiquita Brands International, Inc...................        65,589       737,876
  *Chock Full O' Nuts Corp.............................       125,323       830,265
  *Christiana Companies, Inc...........................        60,000     1,250,625
  *Chrysalis International Corp........................        87,700        34,258
  *Cidco, Inc..........................................       207,200       592,462
  *Ciprico, Inc........................................        55,300       409,566
  Circle International, Inc............................         1,500        25,031
  *Circon Corp.........................................        26,500       387,562
  *Circuit City Stores, Inc. -- Carmax Group...........       272,500     1,464,687
  *Circuit Systems, Inc................................        53,000       196,266
  *Cirrus Logic, Inc...................................       300,500     3,709,297
  *Citadel Holding Corp................................        73,300       270,294
  *Citation Computer System, Inc.......................        11,200        25,900
  *Citation Corp.......................................       194,700     2,725,800
  Citizens Banking Corp................................        90,350     2,950,492
  *Citizens, Inc. Class A..............................        70,800       411,525
  *Civic Bancorp.......................................        37,695       541,866
  *Clean Harbors, Inc..................................       117,500       201,953
  Cleveland Cliffs, Inc................................       131,300     4,997,606
  *Clintrials Research, Inc............................       286,300       993,103
  *Coast Dental Services, Inc..........................        53,900       618,166
  *Coast Distribution System...........................        85,100       170,200
  Coastal Bancorp, Inc.................................        86,900     1,661,962
  *Coastcast Corp......................................        96,100       756,787
  *Cobra Electronic Corp...............................        66,100       289,187
  *Code-Alarm, Inc.....................................        23,200        18,125
                                                               SHARES        VALUE+
                                                         ------------  ------------
  *#Coeur d'Alene Mines Corp. ID.......................       252,800  $  1,279,800
  *Coffee People, Inc..................................        52,000       107,250
  *Coherent, Inc.......................................       175,500     2,204,719
  *Cohesion Technologies, Inc..........................       117,300       461,869
  *Coho Energy, Inc....................................       284,900     1,255,341
  *Cohr, Inc...........................................        72,500       215,234
  *#Coinmach Laundry Corp..............................       159,500     2,611,812
  *Cold Metal Products, Inc............................        40,000       112,500
  *Collaborative Clinical Research, Inc................        34,000       100,937
  Collagen Corp........................................       117,300     1,129,012
  Collins Industries, Inc..............................        28,200       120,731
  *Columbia Banking System, Inc........................        49,045       970,171
  *Columbus Energy Corp................................        50,932       331,058
  Columbus McKinnon Corp...............................           200         3,625
  *Comdial Corp........................................        91,800       829,069
  *Command Systems, Inc................................        15,000        39,609
  Commercial Bancshares, Inc...........................        25,247       590,149
  Commercial Bank of New York..........................        26,400       377,850
  Commercial Intertech Corp............................        25,700       406,381
  Commercial Metals Co.................................       164,900     4,174,031
  Commercial National Financial Corp...................         9,000       361,125
  Commonwealth Bancorp, Inc............................       162,100     2,497,353
  Commonwealth Industries, Inc.........................       226,000     2,161,125
  Community Bank System, Inc...........................        58,000     1,689,250
  Community Trust Bancorp, Inc.........................        43,370     1,011,063
  *Compdent Corp.......................................       165,600     1,723,275
  *Compucom Systems, Inc...............................       471,600     1,797,975
  *Computer Motion, Inc................................        54,000       501,187
  *Computer Network Technology Corp....................       282,000     1,982,812
  *Computer Outsourcing Services, Inc..................        42,800       422,650
  *Comshare, Inc.......................................        44,850       193,416
  *Comstock Resources, Inc.............................       361,700     1,333,769
  *Comtech Telecommunications Corp.....................        26,900       240,419
  *Concord Camera Corp.................................       101,200       553,437
  *Concord Fabrics, Inc. Class A.......................        16,400       102,500
  *Cone Mills Corp. NC.................................       323,900     1,477,794
  *Congoleum Corp. Class A.............................         6,200        55,412
  *Conmed Corp.........................................       198,561     5,410,787
  *Conso Products Co...................................        95,600       558,662
  *Consolidated Freightways Corp.......................       224,200     2,816,512
  *#Consumer Portfolio Services, Inc...................        79,900       344,569
  *#ContiFinancial Corp................................       705,900     3,926,569
  *Continental Materials Corp..........................         2,300        71,875
  Cooker Restaurant Corp...............................       150,000       862,500
  *Cooperative Bankshares, Inc.........................        20,800       309,400
  *Copart, Inc.........................................       134,700     3,182,287
  *Copley Pharmaceutical, Inc..........................       199,700     1,610,081
  *Coram Healthcare Corp...............................       346,900       650,437
  *Core, Inc...........................................         7,400        45,325
  *Cornell Corrections, Inc............................        54,500       974,187
  *Corporate Express, Inc..............................       835,000     4,853,437
  *Corrpro Companies, Inc..............................        85,375     1,035,172
  *Cosmetic Centers, Inc. Class C......................         8,646        11,078
  Courier Corp.........................................        23,400       649,350
  *Covenant Transport, Inc. Class A....................       232,200     4,056,244
  *Cover-All Technologies, Inc.........................        31,901        63,802
  Covest Bancshares, Inc...............................        48,825       688,127
  *Craig Corp..........................................        43,100       374,431
  *Creative Computers, Inc.............................        34,200     1,292,119
  *Credit Acceptance Corp..............................       271,900     1,843,822
  *Criticare Systems, Inc..............................        91,000       201,906
  Cross (A.T.) Co. Class A.............................       185,300     1,320,262

THE U.S. 6-10 VALUE SERIES

CONTINUED

                                                               SHARES        VALUE+
                                                         ------------  ------------
  *Cross-Continent Auto Retailers, Inc.................       136,800  $  1,350,900
  *Crowley, Milner & Co................................        18,000        84,375
  *Crown Central Petroleum Corp. Class A...............        71,000       652,312
  *#Crown Central Petroleum Corp. Class B..............        59,400       549,450
  Crown Crafts, Inc....................................        97,500       603,281
  *Crown Vantage, Inc..................................       128,820       384,447
  *Crown-Andersen, Inc.................................        20,000        92,500
  Cubic Corp...........................................       107,650     2,206,825
  Culp, Inc............................................        73,100       639,625
  Curtiss-Wright Corp..................................        94,900     3,546,887
  *CustomTracks Corp...................................       232,900     2,045,153
  *Cyberoptics Corp....................................        53,600       864,300
  *Cybex International, Inc............................        90,600       436,012
  *Cyrk, Inc...........................................       193,500     1,687,078
  *Cytrx Corp..........................................        13,000         9,344
  D&N Financial Corp...................................        54,670     1,259,118
  *DII Group, Inc......................................        22,400       466,900
  *DM Management Co....................................        48,450       708,581
  *#DRS Technologies, Inc..............................        60,600       556,762
  *DSP Technology, Inc.................................        20,100       158,916
  DT Industries, Inc...................................       119,700     2,236,894
  *DVI, Inc............................................       101,800     1,800,587
  *Dailey International, Inc...........................        80,000        78,750
  Dain Rauscher Corp...................................       106,000     3,948,500
  *Dairy Mart Convenience Stores, Inc. Class A.........         9,000        39,375
  *Damark International, Inc. Class A..................        95,800       661,619
  Dames & Moore, Inc...................................       220,300     2,822,594
  *Dan River, Inc. (GA) Class A........................       195,000     1,584,375
  Daniel Industries, Inc...............................       145,700     1,593,594
  *Danielson Holding Corp..............................        10,000        36,250
  *Data Broadcasting Corp..............................       254,670     2,689,952
  *Data General Corp...................................         5,500        99,687
  *Data I/O Corp.......................................        84,400       137,150
  *#Data Race, Inc.....................................        29,800        88,934
  *Data Systems & Software, Inc........................        86,800       265,825
  *Data Systems Network Corp...........................         3,228         4,035
  *Datakey, Inc........................................        19,100        59,687
  *Dataram Corp........................................        31,160       662,150
  *Datascope Corp......................................        24,000       525,000
  *Dataware Technologies, Inc..........................        81,300       307,416
  *Datron Systems, Inc.................................        30,000       187,500
  *Datum, Inc..........................................        87,500       664,453
  *Daw Technologies, Inc...............................       116,900        82,195
  *Dawson Geophysical Co...............................        60,000       551,250
  *Daxor Corp..........................................        52,000       685,750
  *DeGeorge Financial Corp.............................        19,900        20,596
  Deb Shops, Inc.......................................       142,000     1,526,500
  *Deckers Outdoor Corp................................       100,100       206,456
  Decorator Industries, Inc............................        20,832       177,072
  Defiance, Inc........................................        73,100       488,856
  *Del Global Technologies Corp........................        85,877       853,403
  *#Delta Financial Corp...............................       139,200       765,600
  Delta Natural Gas Co., Inc...........................        26,100       482,850
  Delta Woodside Industries, Inc.......................       293,500     1,467,500
  Deltic Timber Corp...................................        93,400     1,868,000
  *Denamerica Corp.....................................        36,100        36,100
  *Depotech Corp.......................................        53,800       131,137
  *Designs, Inc........................................       178,800       117,337
  *Detection Systems, Inc..............................        69,300       658,350
                                                               SHARES        VALUE+
                                                         ------------  ------------
  *Detrex Corp.........................................        12,800  $     80,000
  *Detroit Diesel Corp.................................       318,400     6,586,900
  *Devcon International Corp...........................        50,800       107,156
  *Diagnostic Health Services, Inc.....................        50,000       128,906
  *Diamond Home Services, Inc..........................       140,000       450,625
  *Diamond Multimedia Systems, Inc.....................       368,600     2,407,419
  *Dianon Systems, Inc.................................        40,300       321,141
  *Digi International, Inc.............................       124,000     1,592,625
  *Digital Link Corp...................................        43,000       231,797
  *Digital Microwave Corp..............................       121,600       706,800
  Dime Community Bancorp, Inc..........................       135,000     3,628,125
  Dimon, Inc...........................................       400,000     3,275,000
  *Diodes, Inc.........................................        49,700       279,562
  *Discount Auto Parts, Inc............................       172,100     4,291,744
  *Diversified Corporate Resources, Inc................         2,700        15,525
  Dixie Group, Inc.....................................       122,400       858,712
  *Dixon Ticonderoga Co................................        27,250       241,844
  *Dollar Thrifty Automotive Group, Inc................        35,000       437,500
  *Dominion Homes, Inc.................................        70,100       630,900
  Donegal Group, Inc...................................        70,444       959,800
  Donnelly Corp. Class A...............................        78,250     1,183,531
  *Donnkenny, Inc......................................       157,300       172,047
  *Dotronix, Inc.......................................         1,000         1,062
  Downey Financial Corp................................       271,613     7,061,938
  *Dress Barn, Inc.....................................       221,823     3,278,821
  *Drug Emporium, Inc..................................       188,400       841,912
  *Drypers Corp........................................        49,400       139,709
  *Duckwall-Alco Stores, Inc...........................        58,000       764,875
  *Durakon Industries, Inc.............................       107,400     1,141,125
  Dyersburg Corp.......................................       161,500       534,969
  *Dynamics Research Corp..............................        85,636       561,986
  *E-Z-Em, Inc. Class A................................        43,200       291,600
  *E-Z-Em, Inc. Class B................................         3,843        21,617
  *EA Engineering Science & Technology, Inc............        72,025        88,906
  *ECC International Corp..............................        90,500       260,187
  *EFTC Corp...........................................       125,100       471,080
  *EIS International, Inc..............................       132,800       236,550
  *ELXSI Corp..........................................        27,900       287,719
  EMC Insurance Group, Inc.............................        70,500       876,844
  *ESCO Electronics Corp. Trust Receipts...............       193,400     1,909,825
  Eagle Bancshares, Inc................................        64,600     1,178,950
  *Eagle Food Centers, Inc.............................       116,700       371,981
  *Eagle Geophysical, Inc..............................       141,400       795,375
  *Eagle Hardware & Garden, Inc........................       290,100     8,195,325
  *Eagle Point Software Corp...........................        80,000       770,000
  Easco, Inc...........................................       160,200     1,351,687
  *East/West Communications, Inc.......................         2,300         3,019
  Eastern Co...........................................        19,600       507,150
  Eaton Vance Corp.....................................         1,892        45,999
  Ecology & Environment, Inc. Class A..................        23,800       240,975
  *Edelbrock Corp......................................        85,000     1,439,687
  Edo Corp.............................................        31,500       271,687
  *Educational Insights, Inc...........................        49,300        95,519
  *#Egghead, Inc.......................................       109,925     2,816,828
  *#Einstein/Noah Bagel Corp...........................        72,400       153,850
  *Ekco Group, Inc.....................................       229,300       845,544
  *El Paso Electric Co.................................       386,700     3,576,975
  *Elantec Semiconductor, Inc..........................        88,400       325,975
  *Elcom International, Inc............................        40,300        71,784

THE U.S. 6-10 VALUE SERIES

CONTINUED

                                                               SHARES        VALUE+
                                                         ------------  ------------
  *Electric Fuel Corp..................................         3,700  $     11,678
  *Electric Lightwave, Inc.............................       132,000       806,437
  *Electro Rent Corp...................................        68,600       788,900
  *Electro Scientific Industries, Inc..................        49,500     1,485,000
  *Electroglas, Inc....................................       265,200     3,795,675
  *Electromagnetic Sciences, Inc.......................        94,550     1,282,334
  Ellett Brothers, Inc.................................        61,500       269,062
  *Emcee Broadcast Products, Inc.......................        50,000        87,500
  *Emcon...............................................       102,000       312,375
  *Emulex Corp.........................................        47,150     1,327,567
  Energen Corp.........................................       232,400     4,183,200
  Engineered Support Systems, Inc......................        36,750       597,187
  Engle Homes, Inc.....................................       126,700     1,718,369
  Ennis Business Forms, Inc............................         6,000        63,000
  *Enstar, Inc.........................................        20,866       168,232
  *Enterprise Software, Inc............................        17,000       116,344
  *Environmental Elements Corp.........................        14,500        58,906
  *Environmental Technologies Corp.....................        58,500        59,414
  *Equinox Systems, Inc................................        53,100       567,506
  *Equitex, Inc........................................         9,400        68,737
  *Equitrac Corp.......................................        26,500       445,531
  *Equity Oil Co.......................................       142,900       169,694
  Eskimo Pie Corp......................................        41,400       461,869
  *Espey Manufacturing & Electronics Corp..............         3,500        45,281
  *Esterline Technologies Corp.........................       127,200     2,655,300
  Ethyl Corp...........................................       342,600     1,991,362
  *Evans & Sutherland Computer Corp....................       119,800     2,313,637
  *Evans Systems, Inc..................................        23,585       268,279
  *Evans, Inc..........................................        68,700        38,644
  Evergreen Bancorp, Inc. DE...........................        63,100     1,857,506
  *Evergreen Resources, Inc............................        34,000       641,750
  *Exabyte Corp........................................       253,000     1,873,781
  *Exar Corp...........................................       101,500     1,776,250
  Excel Industries, Inc................................       177,600     3,152,400
  *Executone Information Systems, Inc..................       351,700       653,942
  #Exide Corp..........................................       250,100     4,361,119
  *Exponent, Inc.......................................        69,500       423,516
  Ezcorp, Inc. Class A Non-Voting......................       139,100     1,056,291
  FCB Financial Corp...................................        35,600     1,101,375
  FDP Corp.............................................        10,500       113,531
  *FEI Co..............................................       111,500       926,844
  FFLC Bancorp.........................................        50,833       835,567
  FFY Financial Corp...................................        42,300     1,377,394
  FNB Rochester Corp...................................        30,300       632,512
  *FSI International, Inc..............................       243,400     1,871,137
  Fab Industries, Inc..................................        67,081     1,329,042
  *Factory Card Outlet Corp............................        88,100       206,484
  *Fairchild Corp. Class A.............................       198,900     3,194,831
  Falcon Products, Inc.................................        81,700       934,444
  *Fansteel, Inc.......................................        74,700       452,869
  Farmer Brothers Co...................................            84        17,682
  *Farr Co.............................................        52,200       544,837
  Farrel Corp..........................................        62,200       138,006
  Federal Screw Works..................................         2,000        97,875
  *Ferrofluidics Corp..................................        32,500        95,469
  *Fibermark, Inc......................................        88,950     1,150,791
  *Fiberstars, Inc.....................................        12,700        50,006
  Fidelity Bancorp, Inc. Delaware......................        32,700       765,384
  Fidelity Federal Bancorp.............................        20,000        75,000
  *Filenes Basement Corp...............................       246,200       500,094
  Financial Bancorp., Inc..............................        25,000       959,375
                                                               SHARES        VALUE+
                                                         ------------  ------------
  Fingerhut Companies, Inc.............................       183,400  $  2,040,325
  *Finish Line, Inc. Class A...........................        84,100       756,900
  *Finishmaster, Inc...................................       120,000       750,000
  *Finlay Enterprises, Inc.............................        47,500       387,422
  First Albany Companies, Inc..........................        31,824       352,053
  First Bell Bancorp, Inc..............................        59,600       927,525
  *First Cash, Inc.....................................        69,700       781,947
  First Citizens Bancshares, Inc. NC...................         6,600       569,869
  First Coastal Bankshares, Inc........................        51,950     1,134,783
  First Defiance Financial Corp........................       126,600     1,879,219
  First Essex Bancorp..................................        86,400     1,582,200
  First Federal Bancshares of Arkansas, Inc............        54,100     1,142,862
  First Federal Capital Corp...........................       131,220     2,144,627
  First Federal Savings & Loan Association of East
    Hartford, CT.......................................        31,000       850,562
  First Financial Holdings, Inc........................       100,600     1,936,550
  First Indiana Corp...................................        92,306     1,782,660
  *First Investors Financial Services Group, Inc.......        48,800       251,625
  First Keystone Financial, Inc........................        21,800       332,450
  First Liberty Financial Corp.........................        71,775     1,554,377
  First Midwest Financial, Inc.........................        18,800       327,825
  First Mutual Bancorp, Inc............................        11,900       211,969
  First Northern Capital Corp..........................        98,700     1,295,437
  First Oak Brook Bancshares, Inc. Class A.............        29,000       576,375
  *First Republic Bank.................................       112,703     2,909,146
  First Savings Bancorp, Inc. North Carolina...........        48,000     1,077,000
  *#First Team Sports, Inc.............................        85,600       127,062
  First Washington Bancorp, Inc........................       118,580     2,453,124
  First Western Bancorp, Inc...........................        19,200       600,000
  *FirstFed Financial Corp. DE.........................       194,400     3,450,600
  *Firstwave Technologies, Inc.........................        45,700       174,231
  *Fischer Imaging Corp................................       100,600       248,356
  *Fisher Scientific, International, Inc...............        22,400       414,400
  Flag Financial Corp..................................        10,350       113,527
  *Flander Corp........................................       283,000     1,140,844
  Fleming Companies, Inc...............................       433,697     4,364,076
  Flexsteel Industries, Inc............................        78,400       994,700
  *Florida Panthers Holdings, Inc. Class A.............        54,000       604,125
  Florida Rock Industries, Inc.........................       194,700     5,707,144
  *Florsheim Group, Inc................................        88,700       476,762
  *Fluor Daniel/GTI, Inc...............................        15,822       129,543
  Flushing Financial Corp..............................       128,550     2,032,697
  *Foilmark, Inc.......................................        45,800        87,306
  *Foodarama Supermarkets, Inc.........................        12,400       399,900
  *Foothill Independent Bancorp........................        45,818       644,316
  *Forcenergy, Inc.....................................        80,500       327,031
  *Forest Oil Corp.....................................        74,500       633,250
  *Forward Air Corp., Inc..............................        16,200       262,237
  *Foster (L.B.) Co. Class A...........................       128,300       617,444
  *Foster Wheeler Corp.................................       119,300     2,043,012
  *Four Kids Entertainment, Inc........................        21,800       265,687
  *Four Media Co.......................................       106,800       710,887
  Frankfort First Bancorp, Inc.........................        25,650       400,781
  Franklin Bank National Associaton Southfield, MI.....        38,283       406,757
  *Franklin Covey Co...................................       101,000     1,893,750
  *Franklin Electronic Publishers, Inc.................        86,100       855,619

THE U.S. 6-10 VALUE SERIES

CONTINUED

                                                               SHARES        VALUE+
                                                         ------------  ------------
  Freds, Inc. Class A..................................       136,750  $  1,923,047
  Frequency Electronics, Inc...........................        85,300       938,300
  *Fresh Choice, Inc...................................        64,900       103,434
  *Fresh Foods, Inc....................................         2,000        16,750
  *#Friedman Billings Ramsey Group, Inc. Class A.......       165,000       990,000
  Friedman Industries, Inc.............................        69,737       339,968
  *Friedmans, Inc. Class A.............................       149,300     1,469,672
  Frisch's Restaurants, Inc............................        77,405       870,806
  *Fritz Companies, Inc................................       153,900     1,481,287
  Frontier Insurance Group, Inc........................       272,000     3,859,000
  Frozen Food Express Industries, Inc..................       299,100     2,318,025
  *Funco, Inc..........................................        34,300       555,231
  *G-III Apparel Group, Ltd............................        73,200       134,962
  GA Financial, Inc....................................        65,500     1,039,812
  GBC Bancorp..........................................        96,400     2,391,925
  *GC Companies, Inc...................................       131,300     5,284,825
  *GP Strategies Corp..................................       119,615     1,719,466
  *GZA Geoenvironmental Technologies, Inc..............        36,500       159,687
  *Gadzooks, Inc.......................................       122,000       907,375
  Gainsco, Inc.........................................       316,400     2,096,150
  *Galey & Lord, Inc...................................       138,500     1,497,531
  *Galileo Corp........................................        94,100       320,528
  *Gantos, Inc.........................................        84,350        76,442
  Garan, Inc...........................................        58,000     1,575,062
  *Garden Fresh Restaurant Corp........................        45,900       717,187
  *Gart Sports Co......................................        16,137       154,310
  *Gasonics International, Inc.........................       134,000     1,042,687
  *#Geerling & Wade, Inc...............................        27,500       179,180
  *Gehl Co.............................................        68,600       956,112
  *General Cigar Holdings, Inc. Class A................       112,600     1,104,887
  *General Communications, Inc. Class A................       841,800     3,472,425
  *#General Datacomm Industries, Inc...................       219,000       793,875
  General Housewares Corp..............................        50,700       560,869
  *General Microwave Corp..............................           400         7,200
  *General Semiconductor, Inc..........................        83,000       840,375
  *General Surgical Innovations, Inc...................       145,000       444,062
  *#Genesis Health Ventures, Inc.......................       178,400     1,705,950
  *#Geneva Steel Co. Class A...........................        93,000        69,750
  *Genicom Corp........................................       133,500       387,984
  *Genlyte Group, Inc..................................        85,500     1,632,516
  *Gensym Corp.........................................        71,200       214,712
  *Genzyme Corp. Tissue Repair.........................        51,900       160,566
  Geon Co..............................................       211,500     4,705,875
  *Geoscience Corp.....................................        50,000       531,250
  Gerber Scientific, Inc...............................       292,000     7,391,250
  *Getty Petroleum Marketing, Inc......................       198,300       694,050
  *Giant Group, Ltd....................................        50,600       357,362
  Giant Industries, Inc................................       154,900     1,849,119
  *Gibraltar Packaging Group, Inc......................        67,200        48,300
  *Gibraltar Steel Corp................................        41,300       815,675
  *Gibson Greetings, Inc...............................       185,000     2,040,781
  *Giga-Tronics, Inc...................................        19,900        54,725
  *Gish Biomedical, Inc................................        42,300       132,187
  Glatfelter (P.H.) Co.................................       219,400     2,824,775
  Gleason Corp.........................................        93,800     1,793,925
  *Glenayre Technologies, Inc..........................       495,100     3,078,903
  *Global Industrial Technologies, Inc.................       240,900     2,017,537
  *Global Motorsport Group, Inc........................        62,500     1,201,172
  *Globe Business Resources, Inc.......................        38,700       458,353
                                                               SHARES        VALUE+
                                                         ------------  ------------
  *#Golden Books Family Entertainment, Inc.............        90,800  $     58,169
  *Good Guys, Inc......................................       218,300     1,282,512
  Gorman-Rupp Co.......................................        36,500       595,406
  *Gottschalks, Inc....................................       157,300     1,179,750
  *Government Technology Services, Inc.................        81,700       390,628
  *Gradco Systems, Inc.................................        78,000       236,437
  *Graham Corp.........................................        25,950       207,600
  *Graham-Field Health Products, Inc...................       342,480     1,070,250
  *Grand Casinos, Inc..................................       460,900     4,378,550
  Grand Premier Financial, Inc.........................        65,897       842,255
  Granite Construction, Inc............................       141,725     4,579,489
  Granite State Bankshares, Inc........................        22,800       464,550
  *Greenbriar Corp.....................................         7,000        25,375
  Greenbrier Companies, Inc............................       219,800     3,077,200
  *Grey Wolf, Inc......................................       111,200       111,200
  *Greyhound Lines, Inc................................       254,000     1,524,000
  *Griffon Corp........................................        12,000       115,500
  *Group 1 Software, Inc...............................        16,900       148,931
  *Gryphon Holdings, Inc...............................       106,800     1,975,800
  Guarantee Life Companies, Inc........................       104,500     1,952,844
  *Guest Supply, Inc...................................        72,900       760,894
  Guilford Mills, Inc..................................       272,900     3,939,994
  *Gulfmark Offshore, Inc..............................        29,100       471,966
  *Gundle/SLT Environmental, Inc.......................       267,900     1,004,625
  *HCIA, Inc...........................................       175,500       847,336
  *HEI, Inc............................................        10,200        52,912
  HF Financial Corp....................................        51,950       756,522
  *HMI Industries, Inc.................................        27,800        45,609
  HMN Financial, Inc...................................        66,600       907,425
  *HPSC, Inc...........................................        42,000       385,875
  *HS Resources, Inc...................................       221,300     1,922,544
  HUBCO, Inc...........................................        59,530     1,609,170
  *Hadco Corp..........................................        85,700     3,004,856
  *Haemonetics Corp....................................        78,300     1,766,644
  Haggar Corp..........................................        96,700     1,226,881
  *Hahn Automotive Warehouse, Inc......................        38,746       121,081
  Halifax Corp.........................................        24,000       174,000
  *Hallmark Capital Corp...............................        25,300       324,156
  *Hampshire Group, Ltd................................        19,100       230,394
  *Hampton Industries, Inc.............................        62,359       413,128
  *Handleman Co........................................       484,436     5,813,232
  *Harding Lawson Associates Group, Inc................        51,700       355,437
  Hardinge Brothers, Inc...............................       111,400     2,120,081
  Harleysville Group, Inc..............................       305,600     6,474,900
  Harman International Industries, Inc.................        81,400     3,474,762
  *Harnischfeger Industries, Inc.......................       201,400     2,014,000
  *#Harry's Farmers Market, Inc. Class A...............        46,100        79,234
  *Hartmarx Corp.......................................       664,800     3,905,700
  *Harvey Entertainment Co.............................        51,100       411,994
  Harvey's Casino Resorts..............................       112,100     2,998,675
  Haskel International, Inc............................        53,900       609,744
  Hastings Manufacturing Co............................         1,700        31,025
  *Hathaway Corp.......................................        45,300        48,839
  *Hauser, Inc.........................................       116,700       528,797
  Haven Bancorp, Inc...................................       100,100     1,667,291
  Haverty Furniture Co., Inc...........................       140,100     2,731,950
  *#Hawaiian Airlines, Inc.............................        72,400       226,250
  *Hawthorne Financial Corp............................        31,900       526,350
  *#Hayes Corp.........................................        10,133         1,317

THE U.S. 6-10 VALUE SERIES

CONTINUED

                                                               SHARES        VALUE+
                                                         ------------  ------------
  *Health Management Systems, Inc......................        85,400  $    587,125
  *Health Risk Management, Inc.........................        49,600       534,750
  *Healthcare Services Group, Inc......................       138,300     1,270,631
  *Healthcor Holdings..................................        65,300        17,345
  Healthplan Services Corp.............................       154,500     1,545,000
  *#Hector Communications Corp.........................         8,500        69,062
  Heilig-Meyers Co.....................................       697,250     4,880,750
  *Heist (C.H.) Corp...................................        16,800       109,200
  *Hello Direct, Inc...................................        84,100       688,569
  *Herley Industries, Inc..............................        20,533       222,655
  *Hf Bancorp, Inc.....................................        51,400       820,794
  *Hi-Shear Industries, Inc............................        53,500       138,766
  *Hi-Tech Pharmacal, Inc..............................        48,700       237,412
  *High Plains Corp....................................       177,300       326,897
  *Highlands Insurance Group, Inc......................       192,310     2,451,952
  *Hirsch International Corp. Class A..................        90,000       298,125
  *Hoenig Group, Inc...................................       104,700       811,425
  *Holiday RV Superstores, Inc.........................        70,200       146,981
  Holly Corp...........................................        88,500     1,438,125
  *Hollywood Casino Corp. Class A......................        32,900        44,723
  *Hollywood Entertainment Corp........................       154,000     3,691,187
  *Hollywood Park, Inc.................................       252,700     2,416,444
  *Hologic, Inc........................................        70,000       899,062
  *Holopak Technologies, Inc...........................        27,800        85,137
  Home Bancorp.........................................        13,800       382,950
  Home Federal Bancorp.................................        34,875       924,187
  Home Port Bancorp, Inc...............................        14,500       328,062
  *Home Products International, Inc....................        76,000       688,750
  *#Homebase, Inc......................................       468,150     2,691,862
  *#Homegold Financial, Inc............................        50,000        46,094
  *Homestead Village, Inc..............................       102,400       672,000
  Horizon Financial Corp...............................        82,265     1,115,719
  *Houston Exploration Co..............................        61,400     1,074,500
  *Hovnanian Enterprises, Inc. Class A.................       211,784     1,720,745
  #Howell Corp.........................................       104,200       377,725
  *Hub Group, Inc. Class A.............................       103,000     1,937,687
  Hudson General Corp..................................        32,900     1,899,975
  *Hudson Hotels Corp..................................        14,300        29,047
  *Hudson Technologies, Inc............................        61,600       155,925
  Huffy Corp...........................................       136,900     1,985,050
  Hughes Supply, Inc...................................       184,400     5,117,100
  Hunt (J.B.) Transport Services, Inc..................       365,500     6,910,234
  Huntco, Inc. Class A.................................        84,500       433,062
  *Hurco Companies, Inc................................        73,000       451,687
  *#Hutchinson Technology, Inc.........................       183,400     5,679,669
  *Hvide Marine, Inc. Class A..........................       110,500       663,000
  *Hycor Biomedical, Inc...............................        77,700        97,125
  *Hypercom Corp.......................................        89,500     1,051,625
  *Hyseq, Inc..........................................        41,200       196,987
  *ICF Kaiser International, Inc.......................       123,000       207,562
  *ICT Group, Inc......................................        36,000        88,875
  *ICU Medical, Inc....................................        79,400     1,471,381
  *IEC Electronics Corp................................       118,600       711,600
  IFR Systems, Inc.....................................       124,200       714,150
  *IHOP Corp...........................................        33,900     1,342,228
  *II-VI, Inc..........................................       139,600     1,134,250
  *IMC Mortgage Co.....................................       315,000       196,875
  IMCO Recycling, Inc..................................       185,000     2,763,437
  ISB Financial Corp. LA...............................        70,300     1,790,453
  *ITC Learning Corp...................................        49,200       154,519
  *ITEQ, Inc...........................................       303,759       730,920
  *ITI Technologies, Inc...............................         5,600       148,575
                                                               SHARES        VALUE+
                                                         ------------  ------------
  *ITLA Capital Corp...................................        84,200  $  1,484,025
  *IVI Checkmate Corp..................................        79,205       452,954
  Ico, Inc.............................................       241,800       615,834
  *Ikos Systems, Inc...................................       144,100       472,828
  *Imation Corp........................................       148,500     2,413,125
  *Immucor, Inc........................................        61,100       542,262
  *Immulogic Pharmaceutical Corp.......................       280,100       428,903
  *Imperial Credit Industries, Inc.....................       184,700     1,881,631
  Imperial Holly Corp..................................       267,300     2,305,462
  *In Focus Systems, Inc...............................       285,300     2,389,387
  *#Inacom Corp........................................       189,000     3,921,750
  *Inco Homes Corp.....................................           156           405
  Independence Holding Co..............................        52,600       703,525
  Independent Bank Corp. MA............................        61,200       971,550
  Independent Bank East................................        21,877       473,090
  Industrial Bancorp, Inc..............................        29,200       573,050
  *Industrial Distribution Group, Inc..................       155,000     1,075,312
  *Inference Corp. Class A.............................       115,000       898,437
  *Infonautics Corp. Class A...........................        64,100       368,575
  *Information Resources, Inc..........................       378,700     3,171,612
  *Information Storage Devices, Inc....................       161,000     1,172,281
  Ingles Market, Inc. Class A..........................       129,700     1,564,506
  *Innodata Corp.......................................         3,866        23,438
  *Innoserv Technologies, Inc. (Escrow Shares).........        13,700             0
  *#Innovative Gaming Corp. of America.................         6,600         8,766
  *Inprise Corp........................................        58,700       324,684
  *Input Software, Inc.................................        86,400       594,000
  *Input/Output, Inc...................................        82,000       671,375
  *Insilco Holding Co..................................           432        10,314
  *Insituform East, Inc................................        31,200        45,825
  *Insituform Technologies, Inc. Class A...............       256,300     3,347,919
  *Inso Corp...........................................        85,000     2,287,031
  Insteel Industries, Inc..............................        93,400       525,375
  Instron Corp.........................................        63,500       833,437
  *Insurance Auto Auctions, Inc........................       141,500     1,609,562
  *Integra, Inc........................................       104,800       209,600
  *Integrated Device Technology, Inc...................       474,400     2,801,925
  *Integrated Measurement System, Inc..................        82,800       884,925
  *Integrated Process Equipment Corp...................       135,700     1,420,609
  *Integrated Silicon Solution, Inc....................       213,300       699,891
  *#Intellicall, Inc...................................        29,500        51,625
  *Intelligent Systems Corp............................        52,375       101,477
  Intercargo Corp......................................        90,800       959,075
  *Interface Systems, Inc..............................        49,600       212,350
  Interface, Inc. Class A..............................       306,100     3,816,684
  *Intergraph Corp.....................................       652,500     4,220,859
  *Interlink Computer Sciences, Inc....................        95,600       376,425
  *Interlink Electronics...............................        55,000       132,344
  *Interlinq Software Corp.............................        62,200       458,725
  *Intermagnetics General Corp.........................       131,480       846,402
  International Aluminum Corp..........................        48,900     1,454,775
  International Multifoods Corp........................       275,400     7,005,487
  *International Rectifier Corp........................       709,600     6,652,500
  *International Remote Imaging Systems, Inc...........         6,200         5,812
  International Shipholding Corp.......................        71,475     1,116,797
  *International Technology Corp.......................       338,626     3,449,752
  *International Thoroughbred Breeders, Inc............       110,000        22,000
  *International Total Services, Inc...................        74,900       351,094

THE U.S. 6-10 VALUE SERIES

CONTINUED

                                                               SHARES        VALUE+
                                                         ------------  ------------
  *Interphase Corp.....................................        65,100  $    526,903
  Interpool, Inc.......................................       428,400     6,211,800
  Interstate Johnson Lane, Inc.........................        43,900     1,358,156
  *Intertan, Inc.......................................       190,200     1,271,962
  *Intervisual Books, Inc. Class A.....................         9,900        13,303
  *Intervoice, Inc.....................................        67,400     1,733,444
  Interwest Bancorp....................................        26,400       644,325
  Investors Title Co...................................        18,200       409,500
  *Ionics, Inc.........................................       132,500     4,165,469
  *Iridex Corp.........................................        74,300       297,200
  Isco, Inc............................................        60,400       309,550
  *Isle of Capri Casinos, Inc..........................       323,400     1,045,997
  *Isolyser Co., Inc...................................       597,600       849,712
  *Iwerks Entertainment, Inc...........................       191,700       218,658
  *J & J Snack Foods Corp..............................       100,100     2,045,794
  J & L Specialty Steel, Inc...........................       545,800     3,411,250
  *J. Alexander's Corp.................................        63,500       226,219
  *JLK Direct Distribution, Inc. Class A...............        20,000       218,750
  JSB Financial, Inc...................................       105,400     5,559,850
  *Jackpot Enterprises, Inc............................       100,600       974,562
  *Jaclyn, Inc.........................................        26,900       101,716
  *Jaco Electronics, Inc...............................        45,446       208,768
  *Jacobson Stores, Inc................................        62,650       522,736
  *Jan Bell Marketing, Inc.............................       298,100     1,378,712
  *Jason, Inc..........................................       217,500     1,767,187
  *Jean Philippe Fragrances, Inc.......................       103,200       625,650
  Jefferson Savings Bancorp, Inc.......................        60,000       847,500
  *Jo-Ann Stores Inc Cl A..............................        35,700       562,275
  *Jo-Ann Stores, Inc. Class B.........................        35,700       568,969
  *Johnson Worldwide Associates, Inc. Class A..........       122,100     1,156,134
  *Johnston Industries, Inc............................       117,525       462,755
  *Johnstown American Industries, Inc..................       117,900     1,801,659
  *Jones Intercable, Inc...............................        48,900     1,534,237
  *Jones Intercable, Inc. Class A......................       335,100    10,471,875
  *Jos. A. Bank Clothiers, Inc.........................       117,300       854,091
  *Jps Packaging Company...............................        59,650       234,872
  *Jumbosports, Inc....................................        40,700        13,991
  Juno Lighting, Inc...................................        12,000       283,500
  *Just for Feet, Inc..................................        40,400       919,100
  *Just Toys, Inc......................................         7,000         4,375
  Justin Industries, Inc...............................       345,400     4,403,850
  K Swiss, Inc. Class A................................        37,000     1,045,250
  *K-Tron International, Inc...........................         6,300       120,487
  K2, Inc..............................................       200,000     2,275,000
  *KBK Capital Corp....................................        65,000       560,625
  KCS Energy, Inc......................................       325,000     1,300,000
  *KLLM Transport Services, Inc........................        52,099       442,841
  *KVH Industries, Inc.................................        56,700        86,822
  *Kaiser Aluminum Corp................................       331,415     2,174,911
  *Kaiser Ventures, Inc................................       121,400     1,168,475
  Kaman Corp. Class A..................................       245,800     3,940,481
  Katy Industries, Inc.................................       135,800     2,665,075
  Kaye Group, Inc......................................        40,000       275,000
  Keithley Instruments, Inc............................         9,500        66,500
  Kellwood Co..........................................       231,918     6,261,786
  *Kemet Corp..........................................       290,500     4,085,156
  Kenan Transport Co...................................           200         6,700
  *Kennametal, Inc.....................................        20,000       426,250
  *Kent Electronics Corp...............................        43,000       610,062
  *Kentucky Electric Steel, Inc........................        32,600       107,987
  Kentucky First Bancorp, Inc..........................        11,700       157,950
                                                               SHARES        VALUE+
                                                         ------------  ------------
  Kewaunee Scientific Corp.............................        30,800  $    334,950
  *Key Production Co., Inc.............................       125,612       973,493
  *Key Technology, Inc.................................        49,100       313,012
  *Key Tronic Corp.....................................       138,600       623,700
  *Keystone Automotive Industries, Inc.................        31,840       611,925
  *Keystone Consolidated Industries, Inc...............       100,586       697,815
  Kimball International, Inc. Class B..................       350,400     6,657,600
  *Kimmins Corp........................................        44,000       115,500
  *Kinark Corp.........................................        73,400       188,087
  *Kinnard Investment, Inc.............................        71,100       328,837
  *Kinross Gold Corp...................................        31,215        78,037
  *Kit Manufacturing Co................................        11,100        58,275
  Klamath First Bancorp, Inc...........................       131,900     2,349,469
  Knape & Vogt Manufacturing Co........................        46,531       878,273
  *Komag, Inc..........................................       541,300     3,907,509
  *Koss Corp...........................................        45,700       519,837
  *Krug International Corp.............................        65,400       134,887
  *Kulicke & Soffa Industries, Inc.....................       254,900     4,333,300
  *#LCA-Vision, Inc....................................         3,450         4,690
  LCS Industries, Inc..................................        79,300     1,045,769
  LNR Property Corp....................................       119,300     2,326,350
  LSB Industries, Inc..................................        99,500       342,031
  LSI Industries, Inc..................................        13,230       282,791
  *LTV Corp............................................       410,000     2,255,000
  *LTX Corp............................................       382,900     1,256,391
  *La Jolla Pharmceutical Co...........................       135,000       438,750
  LaCrosse Footwear, Inc...............................        10,600       102,025
  Lab Holdings, Inc....................................        61,300     1,015,281
  *Laboratory Corp. of America Holdings, Inc...........       424,700       557,419
  *Laclede Steel Co....................................        44,100        13,781
  *Ladd Furniture, Inc.................................        87,327     1,550,054
  *Lam Research Corp...................................       273,500     4,880,266
  *Lamson & Sessions Co................................       154,700       870,187
  *Landair Corp........................................        16,200        79,987
  Landamerica Financial Group, Inc.....................        99,412     6,095,198
  *Landrys Seafood Restaurants, Inc....................       335,000     2,742,813
  *Larscom, Inc........................................        63,000       135,844
  *#LaserSight Corporation.............................       120,300       656,011
  *Lattice Semiconductor Corp..........................        22,300       823,009
  Lawson Products, Inc.................................       250,000     5,734,375
  *Layne Christensen Co................................        84,500       887,250
  *Lazare Kaplan International, Inc....................        67,500       523,125
  *#Leap Group, Inc....................................        81,400       353,581
  *Learning Co., Inc...................................        46,500     1,351,406
  *#Leasing Solutions, Inc.............................        91,100       358,706
  *Lechters, Inc.......................................       226,400       682,738
  Lesco, Inc...........................................        52,900       800,113
  Lexford Residential Trust............................        57,000     1,111,500
  Life USA Holdings, Inc...............................       423,800     5,456,425
  *Lifeline Systems, Inc...............................        19,500       504,563
  Lifetime Hoan Corp...................................       104,200     1,142,944
  Lillian Vernon Corp..................................        97,400     1,491,438
  *Lincoln Electric Holdings...........................        42,500       994,766
  *Lindal Cedar Homes, Inc.............................         8,000        16,000
  Lindberg Corp........................................        64,800       860,625
  *#Lion Brewery, Inc..................................        24,000       107,250
  *Lodgenet Entertainment Corp.........................       134,000       933,813
  *Loehmanns, Inc......................................        78,000       212,063
  *#Logans Roadhouse, Inc..............................        87,000     1,816,125
  *#Logic Devices, Inc.................................        68,900       107,656

THE U.S. 6-10 VALUE SERIES

CONTINUED

                                                               SHARES        VALUE+
                                                         ------------  ------------
  *Lone Star Steakhouse Saloon.........................       482,400  $  3,693,375
  *Lone Star Technologies, Inc.........................        84,000       819,000
  Longview Fibre Co....................................       130,100     1,471,756
  *Loronix Information Systems, Inc....................        52,800       111,375
  *Louis Dreyfus Natural Gas Corp......................       458,900     5,937,019
  Luby's Cafeterias, Inc...............................        44,700       709,613
  Lufkin Industries, Inc...............................        86,600     1,704,938
  *Lumisy, Inc.........................................        98,800       416,813
  *Lunar Corp..........................................        43,100       457,938
  *Lydall, Inc. DE.....................................       279,000     3,539,813
  *Lynch Corp..........................................         6,200       486,700
  *M.H. Meyerson & Co., Inc............................        47,800        64,231
  M/A/R/C, Inc.........................................         5,002        65,182
  MAF Bancorp, Inc.....................................        41,941     1,069,496
  #MDC Holdings, Inc...................................       274,288     5,040,042
  *MEMC Electronic Materials, Inc......................       307,900     2,905,806
  MFB Corp.............................................        19,200       408,000
  *MFRI, Inc...........................................        53,900       303,188
  *MHM Services, Inc...................................           712           579
  MI Schottenstein Homes, Inc..........................        93,800     2,046,013
  *MIM Corp............................................        44,000       207,625
  MMI Companies, Inc...................................       208,600     3,402,788
  *#MRV Communications, Inc............................       215,500     1,420,953
  *MS Carriers, Inc....................................       134,000     3,316,500
  MTS Systems Corp.....................................       143,200     1,843,700
  MYR Group, Inc.......................................        57,610       648,113
  *Main Street & Main, Inc.............................        88,900       318,095
  *Manchester Equipment Co., Inc.......................        14,700        38,588
  *Mapinfo Corp........................................        88,600     1,223,788
  Marcus Corp..........................................       213,250     3,225,406
  *Marine Transport Corp...............................        52,670       110,278
  *Mariner Post-Acute Network, Inc.....................       307,300     1,325,231
  *Marisa Christina, Inc...............................        94,000       120,438
  Maritrans, Inc.......................................       143,700       952,013
  *Mark VII, Inc.......................................        10,500       183,094
  *Marlton Technologies, Inc...........................        28,000       133,000
  Marsh Supermarkets, Inc. Class A.....................        42,900       683,719
  #Marsh Supermarkets, Inc. Class B....................        56,900       803,713
  *Marshall Industries.................................       214,000     5,564,000
  Massbank Corp. Reading, MA...........................        40,266     1,585,474
  Matec Corp...........................................         6,900        26,738
  *Material Sciences Corp..............................       311,200     2,800,800
  *Matlack Systems, Inc................................        94,642       733,476
  *Matria Healthcare, Inc..............................       567,300     1,081,416
  *Matrix Pharmaceutical, Inc..........................       304,900     1,000,453
  *Matrix Service Co...................................       106,900       524,478
  *Mattson Technology, Inc.............................       215,500     1,468,094
  *Maverick Tube Corp..................................       149,100       852,666
  *Max & Ermas Restaurants, Inc........................        41,900       324,725
  *Maxco, Inc..........................................        38,500       288,750
  *Maxicare Health Plans, Inc..........................       178,700     1,044,278
  *Maxim Group, Inc....................................       310,000     6,064,375
  *Maxxam, Inc.........................................        93,300     4,554,206
  *Maxxim Medical, Inc.................................       132,800     3,618,800
  *Maynard Oil Co......................................        49,600       483,600
  McGrath Rent Corp....................................        80,000     1,615,000
  McRae Industries, Inc. Class A.......................         1,000         8,000
  *Meadow Valley Corp..................................        25,100       123,931
  Medalliance, Inc. Escrow.............................        39,500             0
  *Medaphis Corp.......................................     1,115,800     3,225,359
  Medford Bancorp, Inc.................................       103,600     1,903,650
  *Media 100, Inc......................................        98,500       418,625
                                                               SHARES        VALUE+
                                                         ------------  ------------
  *#Media Logic, Inc...................................        20,100  $      6,281
  *Medical Action Industries, Inc......................        22,000        62,219
  *Medical Alliance, Inc...............................       102,900       228,309
  *Medical Assurance, Inc..............................        28,350       854,044
  *Medical Graphics Corp...............................        41,700        37,791
  *#Medical Resources, Inc.............................        61,618       140,566
  *Medicore, Inc.......................................        58,600        84,238
  *Medstone International, Inc.........................        23,200       176,900
  Merchants Bancorp, Inc...............................        39,400     1,157,375
  Merchants Group, Inc.................................        25,600       547,200
  *#Mercury Air Group, Inc.............................        15,300        98,494
  *Meridian Data, Inc..................................       142,900       325,991
  Meridian Insurance Group, Inc........................        47,000       816,625
  *Meridian Resource Corp..............................       161,000       623,875
  *Merisel, Inc........................................       335,800       970,672
  *Merix Corp..........................................        77,100       383,091
  *Merrimac Industries, Inc............................        11,770        79,448
  *Mesa Air Group, Inc.................................       464,100     3,698,297
  *Mesa Labs, Inc......................................        17,000        71,188
  *Mesaba Holdings, Inc................................         5,600       105,700
  *Mestek, Inc.........................................        13,500       259,875
  *Metacreations Corp..................................        68,400       551,475
  *Metal Management, Inc...............................       158,600       490,669
  *Metatec Corp. Class A...............................       100,600       584,738
  *Metra Biosystems, Inc...............................       140,600       140,600
  *Metrika System Corp.................................        55,000       474,375
  *Metrocall, Inc......................................       434,710     1,929,026
  *Metromedia International Group, Inc.................       521,900     2,315,931
  *Michael Anthony Jewelers, Inc.......................        81,500       244,500
  Michael Foods, Inc...................................       173,981     4,387,583
  *Michaels Stores, Inc................................       309,900     5,578,200
  *Micrion Corp........................................        52,300       361,197
  *Micro Linear Corp...................................       173,100       833,044
  *Micro Warehouse, Inc................................       502,600    13,758,675
  *Microage, Inc.......................................       241,900     4,248,369
  *Microcide Pharmaceuticals, Inc......................        61,500       319,031
  *Microdyne Corp......................................         8,100        28,856
  *Microsemi Corp......................................        19,200       232,800
  *Microtest, Inc......................................        93,700       254,747
  *Microtouch Systems, Inc.............................       122,600     1,655,100
  *Microwave Power Dynamics, Inc.......................       117,900       729,506
  Mid America Banccorp.................................        85,743     2,207,892
  *Mid Atlantic Medical Services, Inc..................       746,300     6,623,413
  *Middleby Corp.......................................       170,000       669,375
  Middlesex Water Co...................................         7,500       186,094
  Midland Co...........................................        16,800       417,900
  *Midwest Grain Products, Inc.........................       101,700     1,385,663
  Mikasa, Inc..........................................       198,400     2,157,600
  *Mikohn Gaming Corp..................................       120,100       487,906
  *Miller Building Systems, Inc........................        27,300       222,666
  *Miller Industries, Inc..............................        30,500       146,781
  *Miltope Group, Inc..................................        68,100        80,869
  Mine Safety Appliances Co............................        37,600     2,458,100
  Minuteman International, Inc.........................         9,000        97,875
  Mississippi Chemical Corp............................       281,500     4,433,625
  *Monaco Coach Corp...................................        19,200       592,800
  *Monarch Casino and Resort, Inc......................         5,200        28,275
  Monarch Machine Tool Co..............................        42,400       302,100
  *Monro Muffler Brake, Inc............................        93,730       743,982
  Monterey Bay Bancorp, Inc............................        44,500       636,906
  *Moog, Inc. Class A..................................        54,000     1,566,000
  *Moog, Inc. Class B..................................        12,800       422,400

THE U.S. 6-10 VALUE SERIES

CONTINUED

                                                               SHARES        VALUE+
                                                         ------------  ------------
  *Moore Handley, Inc..................................         2,000  $      4,000
  *Moore Medical Corp..................................        42,100       605,188
  Moore Products Co....................................        40,400       954,450
  *Morgan Products, Ltd................................       157,100       373,113
  *Morrison Knudsen Corp...............................       185,600     1,786,400
  *Morrow Snowboards, Inc..............................        22,500        22,852
  *Mosaix, Inc.........................................        68,200       526,419
  *Mossimo, Inc........................................        19,000        57,000
  *Mother's Work, Inc..................................        67,000       787,250
  *Motor Club of America...............................         5,600        79,800
  Movado Group, Inc....................................       147,600     2,924,325
  *Movie Gallery, Inc..................................       210,500     1,065,656
  *Moviefone, Inc. Class A.............................        29,500       363,219
  Mueller (Paul) Co....................................         3,900       155,269
  *Multi Color Corp....................................         7,600        57,475
  *Multigraphics, Inc..................................         8,000        33,000
  *Multiple Zones International, Inc...................       192,000     2,568,000
  *Musicland Stores Corp...............................       113,000     1,913,938
  *Mutual Savings Bank FSB Bay City, MI................        50,900       423,106
  *Mylex Corp..........................................       126,800     1,054,025
  *N & F Worldwide Corp................................       202,600     1,924,700
  *NABI, Inc...........................................       566,100     1,539,084
  *NAI Technologies, Inc...............................        26,700        45,891
  NBT Bancorp..........................................        96,521     2,406,999
  NCH Corp.............................................        61,900     3,466,400
  *NCS Healthcare, Inc.................................       124,200     2,557,744
  *NPS Pharmaceuticals, Inc............................       173,700     1,226,756
  *NS Group, Inc.......................................       260,300     1,415,381
  *NSA International, Inc..............................        27,700        25,969
  NYMAGIC, Inc.........................................       132,700     2,786,700
  *Napco Security Systems, Inc.........................        49,600       207,700
  Nash Finch Co........................................       125,900     1,841,288
  *Nashua Corp.........................................        89,800     1,498,538
  *Nastech Pharmaceutical Co., Inc.....................        62,100       232,875
  *Nathans Famous, Inc.................................        58,400       239,075
  *National City Bancorp...............................        82,014     2,193,875
  *National Discount Brokers Group, Inc................        60,000       547,500
  *National Home Centers, Inc..........................        70,500       110,156
  *National Home Health Care Corp......................        58,211       272,864
  National Information Group...........................        24,400       446,825
  *National Media Corp.................................       259,800     2,403,150
  National Presto Industries, Inc......................        87,900     3,631,369
  *National Processing, Inc............................        45,400       275,238
  *National Record Mart, Inc...........................        55,700       776,319
  *National Research Corp..............................        78,000       477,750
  *National Standard Co................................         8,100        28,350
  National Steel Corp. Class B.........................       406,100     2,969,606
  National Technical Systems, Inc......................        58,000       315,375
  *National Techteam, Inc..............................       255,500     1,740,594
  *National Western Life Insurance Co. Class A.........        24,300     2,876,513
  *Natural Wonders, Inc................................        89,100       345,263
  *Navigators Group, Inc...............................         2,100        32,681
  Nelson (Thomas), Inc.................................       139,700     1,842,294
  *Neopath, Inc........................................       125,000       867,188
  *Netmanage, Inc......................................       676,113     2,017,775
  *Netrix Corp.........................................       111,500       285,719
  *Network Computing Devices, Inc......................       162,300     1,151,316
  *Network Equipment Technologies, Inc.................       348,900     3,881,513
                                                               SHARES        VALUE+
                                                         ------------  ------------
  *Network Peripherals, Inc............................       137,800  $    628,713
  *Neurocrine Biosciences, Inc.........................        41,800       288,681
  *New Brunswick Scientific Co., Inc...................        49,996       343,723
  *New Horizons Worldwide, Inc.........................        55,100     1,084,781
  New Jersey Resources Corp............................       166,312     6,475,774
  *New Mexico & Arizona Land Co........................        41,779       605,796
  Newcor, Inc..........................................        59,942       211,670
  Newmil Bancorp, Inc..................................        41,100       482,925
  Newport Corp.........................................        74,700     1,260,563
  *Nexthealth, Inc.....................................        81,300        68,597
  *Niagara Corp........................................        75,400       520,731
  *Nichols Research Corp...............................        13,650       290,063
  *Nine West Group.....................................       384,000     4,800,000
  *Nitches, Inc........................................         3,679        10,807
  *Nitinol Medical Technologies, Inc...................        83,300       369,644
  *Nobel Education Dynamics, Inc.......................        67,500       434,531
  *Noel Group, Inc.....................................        95,400       113,288
  Noland Co............................................         2,000        44,750
  *Noodle Kidoodle, Inc................................        86,000       645,000
  *Nortek, Inc.........................................        75,700     2,067,556
  North Central Bancshares, Inc........................        38,900       685,613
  *North Face, Inc.....................................       155,700     1,946,250
  Northrim Bank........................................           315         4,095
  *Northwestern Steel & Wire Co........................       312,200       419,519
  *Norton McNaughton, Inc..............................       105,000       308,438
  *Novacare, Inc.......................................       919,400     2,873,125
  *Nu Horizons Electronics Corp........................       108,600       654,994
  *Nuevo Energy Co.....................................       194,500     2,881,031
  *Numerex Corp. Class A...............................        46,500       129,328
  *O'Charleys, Inc.....................................         5,000        67,188
  O'Sullivan Corp......................................       173,600     1,692,600
  *O'Sullivan Industries Holdings, Inc.................       219,000     2,203,688
  *O.I. Corp...........................................        48,200       274,138
  *ODS Networks, Inc...................................       117,500       400,234
  *OMI Corp............................................       501,700     1,567,813
  *OSI Pharmaceutical, Inc.............................        91,500       366,000
  *OSI Systems, Inc....................................        30,000       238,125
  *OTR Express, Inc....................................        15,000        76,875
  *Oacis Healthcare Holdings Corp......................        44,000       141,625
  *Oak Technology, Inc.................................       714,500     2,824,508
  Ocean Financial Corp.................................       128,800     2,020,550
  *Offshore Logistics, Inc.............................       351,700     4,297,334
  Oglebay Norton Co....................................        32,000       834,000
  Ohio Art Co..........................................         3,800       125,875
  Oil-Dri Corp. of America.............................        50,800       749,300
  *Old Dominion Freight Lines, Inc.....................       133,400     1,692,513
  Olsten Corp..........................................        98,300       737,250
  *Olympic Steel, Inc..................................       186,000     1,104,375
  *#Omtool, Ltd........................................       257,000       730,844
  *On Command Corp.....................................        74,100       606,694
  *One Price Clothing Stores, Inc......................       114,500       525,984
  *Onyx Acceptance Corp................................        31,700       208,031
  *Onyx Pharmacueticals, Inc...........................        91,700       607,513
  *Opinion Research Corp...............................        43,900       262,028
  *Opta Food Ingredients, Inc..........................       171,600       740,025
  *Opti, Inc...........................................       149,200       601,463
  Optical Coating Laboratory, Inc......................       115,200     2,174,400
  *Optical Sensors, Inc................................         6,800         9,881
  *Optika Imaging Systems, Inc.........................       111,500       320,563
  *Orange Co., Inc.....................................       113,400       800,888
  *Orbital Sciences Corp...............................       110,000     4,207,500
  Oregon Steel Mills, Inc..............................       273,761     3,473,343

THE U.S. 6-10 VALUE SERIES

CONTINUED

                                                               SHARES        VALUE+
                                                         ------------  ------------
  *Oriole Homes Corp. Class A Convertible..............        20,500  $     61,500
  *Oriole Homes Corp. Class B..........................        29,400        84,525
  *Orleans Homebuilders, Inc...........................        20,100        40,200
  *Oroamerica, Inc.....................................       102,400       915,200
  *Orthologic Corp.....................................       321,400     1,265,513
  Oshkosh B'Gosh, Inc. Class A.........................        92,600     2,199,250
  Oshkosh Truck Corp. Class B..........................        86,400     2,559,600
  *Oshman's Sporting Goods, Inc........................        65,700       295,650
  *Osmonics, Inc.......................................       134,100     1,408,050
  *Ostex International, Inc............................       105,600        56,100
  *Outlook Group Corp..................................        45,500       187,688
  Overseas Shipholding Group, Inc......................       171,600     2,713,425
  Owosso Corp..........................................        64,000       312,000
  Oxford Industries, Inc...............................       107,400     3,101,175
  *P-Com, Inc..........................................        60,900       225,520
  *PAM Transportation Services, Inc....................        43,500       305,859
  *PC Service Source, Inc..............................        85,800       353,925
  *PIA Merchandising Services, Inc.....................        11,500        34,500
  *PICO Holdings, Inc..................................       280,600       911,950
  *PLM International, Inc..............................        94,800       556,950
  *PMR Corp............................................        68,700       504,516
  *PPT Vision, Inc.....................................        89,000       478,375
  PS Group Holdings, Inc...............................        31,500       350,438
  PXRE Corp............................................       216,583     4,805,435
  Pamrapo Bancorp, Inc.................................        32,300       799,425
  Pancho's Mexican Buffet, Inc.........................        43,800        40,378
  *Par Technology Corp.................................       135,500       906,156
  *Paragon Trade Brands, Inc...........................       142,500       400,781
  Park Electrochemical Corp............................        94,500     1,813,219
  *Parker Drilling Co..................................       627,700     2,353,875
  *Park-Ohio Holdings Corp.............................       127,300     2,096,472
  Parkvale Financial Corp..............................        49,925     1,104,591
  *Parlex Corp.........................................        68,000       646,000
  *Parlux Fragrances, Inc..............................       189,800       249,113
  Patina Oil & Gas Corp................................       164,126       471,862
  Patrick Industries, Inc..............................        68,800     1,036,300
  *Patterson Energy, Inc...............................       103,200       480,525
  *Paul Harris Stores, Inc.............................        77,600     1,062,150
  *Paul-Son Gaming Corp................................        22,700       175,216
  *Paxson Communications Corp..........................       472,900     3,428,525
  *Payless Cashways, Inc...............................         4,156         6,299
  *Paymentech, Inc.....................................       645,500    10,247,313
  *#Pediatric Services of America, Inc.................        68,900       273,447
  Peerless Manufacturing Co............................        16,000       180,000
  Penford Corp.........................................        63,800       958,994
  *Penn National Gaming, Inc...........................         2,500        20,859
  *#Penn Traffic Co....................................       116,000       261,000
  *Penn Treaty American Corp...........................        87,600     2,474,700
  Penn Virginia Corp...................................       147,000     3,188,063
  Penn-America Group, Inc..............................       134,000     1,457,250
  Penncorp Financial Group, Inc........................       119,900       134,888
  Pennfed Financial Services, Inc......................       112,200     1,549,763
  *Pentacon, Inc.......................................        30,000       129,375
  *Penwest Pharmaceuticals Company.....................        75,750       641,508
  Peoples Bancshares, Inc. Massachusetts...............        32,400       651,038
  *Peoples Choice TV Corp..............................       187,000        81,813
  *Peoples Telephone Co., Inc..........................        91,000       403,813
  *Perceptron, Inc.....................................        56,100       427,763
  *Perini Corp.........................................        59,300       337,269
  *Periphonics Corp....................................        62,000       685,875
                                                               SHARES        VALUE+
                                                         ------------  ------------
  *Perrigo Co..........................................       593,100  $  5,004,281
  *Petco Animal Supplies, Inc..........................       117,600     1,172,325
  *Petrocorp, Inc......................................        95,200       737,800
  *Petroleum Development Corp..........................       137,100       473,423
  *Pharmaceutical Marketing Services, Inc..............        10,400       107,250
  *Pharmaceutical Resources, Inc.......................       201,400       679,725
  *Pharmchem Laboratories, Inc.........................        64,900       217,009
  *Pharmerica, Inc.....................................       327,329     1,334,889
  *Phar-Mor, Inc.......................................       158,200     1,235,938
  *Phillips (R.H.), Inc................................         9,600        29,400
  Phillips-Van Heusen Corp.............................       419,100     2,933,700
  Phoenix Investment Partners, Ltd.....................       470,000     3,995,000
  *Phoenix Technologies, Ltd...........................        43,000       302,344
  *Photo Control Corp..................................         4,200         6,038
  *Photon Dynamics, Inc................................       118,300       536,047
  *Phycor, Inc.........................................       175,200     1,078,575
  *Phymatrix Corp......................................       225,800       578,613
  *Physician Reliance Network, Inc.....................       631,300     5,859,253
  Piccadilly Cafeterias, Inc...........................       110,800     1,184,175
  *Picturetel Corp.....................................       738,000     5,212,125
  *Pilgrim America Capital Corp........................        64,350     1,427,766
  Pilgrim Pride Corp...................................       431,200    10,456,600
  *Pinkertons, Inc.....................................       144,800     2,896,000
  Pinnacle Bancshares, Inc.............................         9,800       116,988
  *Pinnacle Systems, Inc...............................        60,300     2,023,819
  Pioneer Standard Electronics, Inc....................       367,400     3,949,550
  Pitt-Des Moines, Inc.................................        80,000     1,950,000
  Pittston Co. Burlington Group........................       376,900     3,274,319
  *Planar Systems, Inc.................................       141,100     1,164,075
  *#Planet Hollywood, Inc..............................        29,900        89,700
  *Players International, Inc..........................       448,900     2,651,316
  *Pluma, Inc..........................................       121,000       158,813
  *Polk Audio, Inc.....................................         5,500        75,625
  *Polymedica Industries, Inc..........................        81,640       867,425
  *Polymer Group, Inc..................................       588,500     6,252,813
  *Pool Energy Services Co.............................       235,958     2,647,154
  Pope & Talbot, Inc...................................       233,500     2,305,813
  *Porta Systems Corp..................................         5,100         7,969
  *Powell Industries, Inc..............................        49,000       493,063
  *Powercerv Corp......................................       191,000       471,531
  *Powerhouse Technologies, Inc........................       168,600     1,970,513
  *Power-One, Inc......................................        10,000        59,063
  *Powertel, Inc.......................................       284,500     3,849,641
  *Praegitzer Industries, Inc..........................         3,800        30,638
  *Precision Response, Corp............................       198,900     1,672,003
  Premier National Bancorp.............................        70,070     1,270,019
  *Premiumwear, Inc....................................        21,100       156,931
  Presidential Life Corp...............................       331,600     5,989,525
  *Price Communications Corp...........................       318,750     3,167,578
  Price Enterprises, Inc...............................        52,609       286,061
  *Pricesmart, Inc.....................................        36,850       580,388
  *Pride International, Inc............................       255,500     1,932,219
  *Primadonna Resorts, Inc.............................        77,900       569,644
  *Primark Corp........................................        46,500     1,162,500
  Prime Bancorp, Inc...................................        61,694     1,156,763
  *Prime Hospitality Corp..............................       275,400     2,409,750
  Primesource Corp.....................................        67,254       462,371
  *Printronix, Inc.....................................        87,100     1,164,963
  *Procyte Corp........................................        76,300        39,342
  *Programmers Paradise, Inc...........................        66,400       720,025
  Progress Financial Corp..............................        28,665       412,955

THE U.S. 6-10 VALUE SERIES

CONTINUED

                                                               SHARES        VALUE+
                                                         ------------  ------------
  *Progress Software Corp..............................       147,750  $  3,726,070
  *ProMedCo Management Company.........................        90,700       476,175
  *Protocol Systems, Inc...............................       107,500       816,328
  Providence & Worcester Railroad Co...................        19,300       250,900
  *Provident American Corp.............................         4,900        50,531
  *Provident Financial Holdings, Inc...................        34,800       574,200
  *Proxim, Inc.........................................        98,900     2,249,975
  Pulaski Furniture Corp...............................        33,200       668,150
  *Pulsepoint Communications Corp......................         6,250        18,262
  *Pure World, Inc.....................................        72,000       670,500
  *Pyramid Breweries, Inc..............................        86,300       124,056
  *QMS, Inc............................................       119,200       491,700
  *Quad Systems Corp...................................        68,000       179,563
  Quaker Chemical Corp.................................        71,600     1,230,625
  *Quaker City Bancorp, Inc............................        63,562     1,076,581
  *Quaker Fabric Corp..................................       167,300     1,192,013
  Quaker State Corp....................................       498,500     7,134,781
  *Quality Dining, Inc.................................       198,500       490,047
  *Quality Semiconductor, Inc..........................        95,400       298,125
  *Quality Systems, Inc................................        78,500       367,969
  Quanex Corp..........................................       205,000     3,677,188
  Queens County Bancorp................................        91,722     2,728,730
  *Quest Diagnostics, Inc..............................       422,000     7,543,250
  *Quickturn Design Systems, Inc.......................         1,500        16,734
  *Quidel Corp.........................................        36,000        73,125
  *Quiksilver, Inc.....................................        11,000       266,750
  *Quintel Entertainment, Inc..........................        25,500        41,039
  Quixote Corp.........................................        80,600     1,062,913
  *R & B, Inc..........................................        87,100       767,569
  *RDO Equipment Co. Class A...........................        56,900       526,325
  RLI Corp.............................................       117,112     4,237,991
  *RMH Teleservices, Inc...............................        67,900       106,094
  RPC, Inc.............................................       108,000       837,000
  *RTW, Inc............................................       133,200       616,050
  *Rag Shops, Inc......................................        53,100       146,025
  *Ragan (Brad), Inc...................................        21,000       819,000
  *#Railamerica, Inc...................................        92,900       670,622
  *Railtex, Inc........................................       105,400     1,271,388
  *Rainbow Technologies, Inc...........................        40,350       632,991
  *Rainforest Cafe, Inc................................       255,500     1,780,516
  *#Rally's Hamburgers, Inc............................        93,600        68,738
  *Ramsay Health Care, Inc.............................       153,800       326,825
  Range Resources Corp.................................       132,000       552,750
  *Rare Hospitality International, Inc.................       133,500     1,660,406
  Raritan Bancorp, Inc. DE.............................         1,575        54,731
  Raven Industries, Inc................................         2,900        50,025
  *Raytech Corp. DE....................................        27,100        82,994
  *Reading Entertainment, Inc..........................        33,736       301,516
  *Read-Rite Corp......................................       640,600     8,628,081
  *#Recoton Corp.......................................       143,300     2,686,875
  *Red Roof Inns, Inc..................................        29,500       501,500
  *Redhook Ale Brewery, Inc............................        79,600       348,250
  Redwood Empire Bancorp...............................        28,200       493,500
  *Refac Technology Development Corp...................        41,685       312,638
  *Regeneron Pharmaceuticals, Inc......................       403,200     3,301,200
  *Reliability, Inc....................................        47,900       267,941
  *Relm Wireless Corp..................................        59,254        85,178
  *Remington Oil and Gas Corp. Class B.................        18,200        71,663
  *Rentrak Corp........................................        63,000       174,234
                                                               SHARES        VALUE+
                                                         ------------  ------------
  *Repligen Corp.......................................        30,200  $     50,019
  *#Reptron Electronics, Inc...........................        83,000       368,313
  Republic Bancorp, Inc................................        43,461       723,897
  Republic Security Financial Corp.....................       278,608     3,125,634
  *Research Partners International, Inc................        59,800       149,500
  Resource Bancshares Mortgage Group, Inc..............       126,535     1,755,673
  *Response Oncology, Inc..............................       183,889       838,994
  *Rex Stores Corp.....................................        96,100     1,153,200
  *Rexhall Industries, Inc.............................        13,428       101,969
  Richardson Electronics, Ltd..........................        41,400       354,488
  *Riddell Sports, Inc.................................        95,700       334,950
  *Ride, Inc...........................................       131,800       140,038
  Riggs National Corp..................................       298,400     6,238,425
  *Right Management Consultants, Inc...................        78,300     1,128,009
  *Rightchoice Managed Care, Inc. Class A..............        47,700       435,263
  *Rimage Corp.........................................         4,950        72,394
  *Rio Hotel & Casino, Inc.............................       142,800     2,222,325
  Rival Co.............................................        99,300     1,058,166
  *Riverside Group, Inc................................         3,200         5,600
  Riverview Bancorp, Inc...............................        18,000       218,250
  *Roadhouse Grill, Inc................................       106,700       521,830
  Roanoke Electric Steel Corp..........................       131,100     1,917,338
  *Roberds, Inc........................................        79,700       171,853
  *Roberts Pharmaceutical Corp.........................       250,200     6,129,900
  Robinson Nugent, Inc.................................        53,900       207,178
  *Rochester Medical Corp..............................        24,000       312,750
  *Rock Bottom Restaurants, Inc........................       109,400       639,306
  *Rockshox, Inc.......................................       201,000       527,625
  Rock-Tenn Co. Class A................................       324,500     5,293,406
  *Rocky Shoes & Boots, Inc............................        62,900       444,231
  *Rogue Wave Software, Inc............................        19,000       163,281
  Rollins Truck Leasing Corp...........................       824,400     9,892,800
  *Rottlund, Inc.......................................        37,800       160,650
  Rouge Industries, Inc. Class A.......................       220,200     1,816,650
  *Royal Precision, Inc................................        14,150        48,641
  Ruby Tuesday, Inc....................................        93,000     1,732,125
  *Rush Enterprises, Inc...............................        49,100       471,053
  Russ Berrie & Co., Inc...............................       213,100     4,821,388
  *Ryans Family Steak Houses, Inc......................       549,400     6,197,919
  Ryland Group, Inc....................................       213,664     5,675,450
  *S&K Famous Brands, Inc..............................        57,700       562,575
  *S3, Inc.............................................       644,100     3,421,781
  *SBE, Inc............................................         7,600        64,600
  *SBS Technologies, Inc...............................        40,000       702,500
  *SCPIE Holdings, Inc.................................        17,500       535,938
  *SED International Holdings, Inc.....................       104,900       491,719
  *SEMX Corp...........................................        99,400       260,925
  *SGV Bancorp, Inc....................................         9,300       122,063
  *SMC Corp............................................        46,800       204,750
  *SSE Telecom, Inc....................................        68,100       140,456
  *STB Systems, Inc....................................       191,100     1,125,698
  *STM Wireless, Inc. Class A..........................        70,000       382,813
  *SYNC Research, Inc..................................       283,400       274,544
  *Safety 1st, Inc.....................................        65,400       343,350
  *Safety-Kleen Corp...................................       532,134     1,829,211
  Salient 3 Communications, Inc. Class A...............        72,900       763,172
  *San Filippo (John B.) & Son, Inc....................        74,800       282,838
  Sanderson Farms, Inc.................................       154,800     2,467,125
  *Sandisk Corp........................................       443,000     5,219,094

THE U.S. 6-10 VALUE SERIES

CONTINUED

                                                               SHARES        VALUE+
                                                         ------------  ------------
  *Sands Regent Casino Hotel...........................        15,492  $     14,524
  Sandwich Bancorp, Inc................................        19,400     1,190,675
  *Santa Cruz Operation, Inc...........................       125,000       566,406
  *Saucony, Inc. Class A...............................        19,800       125,606
  *Saucony, Inc. Class B...............................        30,000       195,000
  *Savoir Technology Group, Inc........................       124,300     1,048,781
  *Scan-Optics, Inc....................................        85,800       297,619
  *Schieb (Earl), Inc..................................        70,500       370,125
  Schnitzer Steel Industries, Inc. Class A.............        34,400       634,250
  *Scholastic Corp.....................................       111,200     5,288,950
  *Schuff Steel Company................................        69,000       444,188
  *Schuler Homes, Inc..................................       332,000     2,313,625
  Schulman (A.), Inc...................................       105,500     2,258,359
  Schultz Sav-O Stores, Inc............................        15,300       246,713
  *Scios-Nova, Inc.....................................       145,300     1,094,291
  Scope Industries, Inc................................         4,200       273,000
  Scotsman Industries, Inc.............................        42,500       873,906
  *Scott Technologies, Inc. Class B....................        17,700       268,819
  Seaboard Corp........................................           100        43,000
  *Seacor Smit, Inc....................................        36,000     1,719,000
  *Secom General Corp..................................        57,500        21,563
  *Segue Software, Inc.................................        49,200     1,083,938
  *Seibels Bruce Group, Inc............................        77,200       320,863
  *Seitel, Inc.........................................        71,000       949,625
  Selas Corp. of America...............................        61,500       499,688
  Selective Insurance Group, Inc.......................       303,300     5,743,744
  *Semitool, Inc.......................................        51,600       351,525
  *Seneca Foods Corp. Class B..........................        10,500       128,625
  *Sensormatic Electronics Corp........................       845,400     6,868,875
  *Sequa Corp. Class A.................................        68,600     4,364,675
  *Sequa Corp. Class B.................................        31,400     2,339,300
  *Sequent Computer Systems, Inc.......................       459,800     5,833,713
  *Service Merchandise Co., Inc........................     1,081,800     1,284,638
  *#Servico, Inc.......................................       396,900     2,579,850
  *#Shaman Pharmaceuticals.............................        35,800        95,094
  *#Sharper Image Corp.................................        93,400     1,970,156
  *Shaw Group, Inc.....................................       123,800     1,098,725
  Shelby Williams Industries, Inc......................        40,100       471,175
  *#Sheldahl, Inc......................................       109,600       705,550
  *Sheridan Healthcare, Inc............................        80,900       652,256
  *Shiloh Industries, Inc..............................       156,300     2,276,119
  *Shiva Corp..........................................        39,700       231,997
  *Shoe Carnival, Inc..................................       127,300     1,245,153
  *Sholodge, Inc.......................................        75,000       529,688
  *Shoney's, Inc.......................................       594,304     1,002,888
  *Shopko Stores, Inc..................................       260,700     8,407,575
  Sifco Industries, Inc................................        41,600       592,800
  *Sight Resource Corp.................................        96,800       198,138
  *#Sigma Designs, Inc.................................        12,300        37,861
  *Sigmatron International, Inc........................        15,300        52,594
  *Signal Technology Corp..............................        79,400       243,163
  *Silicon Storage Technology, Inc.....................        60,100       140,859
  *Silicon Valley Group, Inc...........................       436,000     5,368,250
  *Silverleaf Resorts, Inc.............................       136,800     1,556,100
  *Simione Central Holdings, Inc.......................       135,500       279,469
  Simmons First National Corp. Class A.................        41,600     1,690,000
  *Simon Transportation Services, Inc..................        76,600       485,931
  Simpson Industries, Inc..............................       278,500     2,915,547
  *Sitel Corp..........................................       995,000     2,487,500
  *Sizzler International, Inc..........................       212,700       624,806
                                                               SHARES        VALUE+
                                                         ------------  ------------
  Skaneateles Bancorp, Inc.............................        13,950  $    192,684
  Skyline Corp.........................................       101,600     3,302,000
  Skywest, Inc.........................................       247,800     6,713,831
  Smart & Final Food, Inc..............................        81,800       869,125
  *Smartflex Systems, Inc..............................        69,200       497,375
  Smith (A.O.) Corp....................................       207,750     5,167,781
  Smith (A.O.) Corp. Convertible Class A...............        69,750     1,708,875
  *Smithway Motor Express Corp. Class A................        30,500       272,594
  *Sodak Gaming, Inc...................................       222,100     1,811,503
  *#Softech, Inc.......................................        31,300       124,222
  *#Software Spectrum, Inc.............................        51,900       911,494
  *Sola International, Inc.............................       209,000     3,317,875
  *Sonosight, Inc......................................        33,609       315,084
  *Sound Advice, Inc...................................        16,600        37,350
  South Jersey Industries, Inc.........................       118,377     3,055,606
  *Southern Energy Homes, Inc..........................       130,700       898,563
  *#Southern Pacific Funding Corp......................       120,000         6,600
  *Southwall Technologies, Inc.........................        83,600       394,488
  Southwest Securities Group, Inc......................       159,300     3,136,219
  Southwestern Energy Co...............................       413,900     3,104,250
  *Spacelabs Medical, Inc..............................       155,400     2,738,925
  *Spacetec IMC Corp...................................        53,500       126,227
  *Spaghetti Warehouse, Inc............................        96,100       702,731
  Span-American Medical System, Inc....................        25,300       135,988
  Spartan Motors, Inc..................................       267,700     1,681,491
  *Sparton Corp........................................       100,600       578,450
  *Spectran Corp.......................................        76,300       419,650
  *Spectrum Control, Inc...............................       122,000       514,688
  *#Speedfam International, Inc........................        93,500     1,411,266
  *Speizman Industries, Inc............................        37,400       210,375
  *Spiegel, Inc. Class A Non-Voting....................       240,000       948,750
  *Sport Chalet, Inc...................................        42,300       290,813
  *Sport Supply Group, Inc.............................        85,900       601,300
  *#Sport-Haley, Inc...................................        54,900       569,588
  *Sports Authority, Inc...............................       149,000       968,500
  *Sports Club Co., Inc................................        69,900       340,763
  *Sportsman's Guide, Inc..............................        79,500       491,906
  St. Francis Capital Corp.............................        46,300     1,946,047
  St. Paul Bancorp, Inc................................       255,937     5,414,667
  *#Stac, Inc..........................................        89,200       451,575
  *Stage II Apparel Corp...............................        31,600        35,550
  Standard Commercial Corp.............................       168,180     1,366,463
  *Standard Management Corp............................        76,000       503,500
  *Standard Microsystems Corp..........................       203,300     1,499,338
  Standard Motor Products, Inc. Class A................       142,150     3,242,797
  Standard Pacific Corp. DE............................       357,672     3,487,302
  Standard Products Co.................................       265,900     4,952,388
  *Stanford Telecommunications, Inc....................        29,800       333,388
  *Stanley Furniture, Inc..............................       118,400     2,005,400
  *Star Multi Care Services, Inc.......................        57,100        85,650
  *Starcraft Corp......................................        27,300        66,544
  Starrett (L.S.) Co. Class A..........................        58,400     1,788,500
  *Startec Global Communications Corp..................        11,000       116,875
  *Starter Corp........................................       219,300       356,363
  *Station Casinos, Inc................................       526,100     4,340,325
  *Steel of West Virginia, Inc.........................        68,000       718,250
  Steel Technologies, Inc..............................       182,500     1,511,328
  Stepan Co............................................       107,600     3,006,075

THE U.S. 6-10 VALUE SERIES

CONTINUED

                                                               SHARES        VALUE+
                                                         ------------  ------------
  Stephan Co...........................................        50,600  $    600,875
  Sterling Bancorp.....................................        63,500     1,345,406
  *Sterling Financial Corp. WA.........................        82,180     1,479,240
  Stewart & Stevenson Services, Inc....................       250,800     2,468,813
  Stewart Information Services Corp....................        69,000     3,411,188
  Stifel Financial Corp................................        62,307       677,589
  *Stimsonite Corp.....................................        62,200       478,163
  Stone & Webster, Inc.................................       138,700     4,715,800
  *Storage Computer Corp...............................        16,500        76,313
  *Stormedia, Inc. Class A.............................       136,200           136
  *#Stratasys, Inc.....................................        32,700       203,353
  *Strategic Diagnostics, Inc..........................        45,000       101,250
  *Strategic Distribution, Inc.........................       619,100     1,760,566
  *Stratus Properties, Inc.............................       155,000       503,750
  Strawbridge and Clothier Liquidating Trust...........        71,881        43,758
  Stride Rite Corp.....................................       208,000     1,846,000
  *Strouds, Inc........................................       136,000       267,750
  *Stuart Entertainment, Inc...........................        55,100        36,159
  *Suburban Lodges of America, Inc.....................       107,100       870,188
  *Successories, Inc...................................        21,500        45,688
  *#Sulcus Computer Corp...............................       180,900       407,025
  *Summit Technology, Inc..............................        12,000        46,125
  *Summitt Medical Systems, Inc........................       169,000       195,406
  *#Sun Healthcare Group, Inc..........................       499,900     2,624,475
  *Sun Television and Appliances, Inc..................       206,300         3,610
  *Sundance Homes, Inc.................................        40,500        65,813
  *Sunrise Medical, Inc................................       294,500     3,754,875
  *Sunrise Resources, Inc..............................        86,900       315,013
  Superior Surgical Manufacturing Co., Inc.............        81,900     1,126,125
  *Suprema Specialties, Inc............................        50,500       243,031
  *Supreme International Corp..........................        77,850       841,753
  *Surety Capital Corp.................................        66,400       157,700
  Susquehanna Bancshares, Inc..........................       235,072     5,142,200
  *#Swift Energy Corp..................................       187,800     1,748,888
  *Swiss Army Brands, Inc..............................        87,300       878,456
  *Sybase, Inc.........................................       178,400     1,282,250
  *Sybron Chemicals, Inc...............................         1,600        25,200
  *Sylvan, Inc.........................................       104,000     1,355,250
  *Symix Systems, Inc..................................         8,600       173,881
  *Symmetricom, Inc....................................       234,700     1,459,541
  *Syms Corp...........................................       156,700     1,527,825
  Synalloy Corp. DE....................................        54,900       507,825
  *Synbiotics Corp.....................................        97,400       219,150
  *Syncor International Corp. DE.......................       117,600     2,829,750
  *Syntellect, Inc.....................................       218,100       565,697
  *Synthetic Industries, Inc...........................        87,500     1,476,563
  *Syntroleum Corp.....................................        67,150       553,988
  *Sypris Solutions, Inc...............................        26,250       187,031
  *TBA Entertainment Corp..............................       138,000       668,438
  *TBC Corp............................................       386,900     2,659,938
  TCBY Enterprises, Inc................................       200,966     1,557,487
  *TCC Industries, Inc.................................        24,800        82,150
  *TCI International, Inc..............................        27,600        65,550
  *TCSI Corp...........................................       383,100       879,933
  TF Financial Corp....................................        32,100       627,956
  *TII Industries, Inc.................................        85,800       195,731
  TJ International, Inc................................       112,300     2,635,541
  TR Financial Corp....................................       136,400     5,089,425
  *TRC Companies, Inc..................................        86,450       410,638
  *TRM Copy Centers Corp...............................        72,000       666,000
                                                               SHARES        VALUE+
                                                         ------------  ------------
  Tab Products Co. DE..................................        56,800  $    404,700
  *Taco Cabana, Inc....................................       187,900     1,297,684
  Talbots, Inc.........................................       227,000     5,788,500
  *Tandy Brand Accessories, Inc........................        12,600       190,575
  *Tandy Crafts, Inc...................................       149,700       580,088
  Tasty Baking Co......................................         3,000        48,188
  Team, Inc............................................        65,300       228,550
  *#Technical Chemicals & Products, Inc................       198,000       420,750
  *Technical Communications Corp.......................         6,300        26,775
  Technology Research Corp.............................        61,000        74,344
  *Tech-Sym Corp.......................................        76,000     1,904,750
  *Tegal Corp..........................................       129,000       397,078
  *Tei, Inc............................................       111,600       181,350
  *Telco Systems, Inc..................................        43,500       527,438
  *#Telcom Semiconductor, Inc..........................         1,000         3,719
  Telxon Corp..........................................       130,200     3,503,194
  *Temtex Industries, Inc..............................        35,700       115,467
  Terra Industries, Inc................................     1,228,300     6,678,881
  *Tesoro Petroleum Corp...............................       649,700     8,649,131
  *#Tesseract Group, Inc...............................        99,500       332,703
  *Tetra Technologies, Inc.............................       199,900     2,523,738
  Texas Industries, Inc................................        34,762     1,005,925
  *Texas Micro, Inc....................................       137,700       486,253
  *Texfi Industries, Inc...............................         4,800         1,800
  *Thermo Bioanalysis Corp.............................        14,000       147,875
  *Thermo Power Corp...................................        98,800       876,850
  *Thermo Sentron, Inc.................................       135,500     1,270,313
  *Thermo Terratech, Inc...............................       130,000       585,000
  *Thermo Voltek Corp..................................        49,800       336,150
  *ThermoQuest Corp....................................        83,500       850,656
  Thermoretec Corporation..............................       118,100       317,394
  *Thermospectra Corp..................................        29,300       329,625
  *Thomas Group, Inc...................................        40,400       401,475
  Thomas Industries, Inc...............................       133,850     2,308,913
  Thomaston Mills, Inc.................................        34,800       110,925
  Thor Industries, Inc.................................         3,900        93,113
  *Thorn Apple Valley, Inc.............................        82,215       269,768
  *Thrustmaster, Inc...................................        63,100       228,738
  *Tipperary Corp......................................       129,200       242,250
  *#Titan Corp.........................................        53,430       287,186
  Titan International, Inc.............................       244,000     2,424,750
  *#Titanium Metals Corp...............................       133,500     1,326,656
  Toastmaster, Inc.....................................        83,600       527,725
  *Today's Man, Inc....................................        86,000       122,281
  *Todd Shipyards Corp.................................       114,200       571,000
  Todd-AO Corp. Class A................................         3,740        31,556
  *Toddhunter International, Inc.......................        76,000       584,250
  *Tokheim Corp........................................       250,300     2,158,838
  *Topps, Inc..........................................        68,200       355,919
  Toro Co..............................................        84,300     2,233,950
  *Tower Air, Inc......................................       166,400       413,400
  *Tractor Supply Co...................................        30,100       776,956
  *Trak Auto Corp......................................        40,200       324,113
  *#Trans World Airlines, Inc..........................       638,300     3,231,394
  *Trans World Entertainment Corp......................       131,550     3,066,759
  *Transcend Services, Inc.............................        20,100        50,250
  *Transcoastal Marine Services, Inc...................       108,000       418,500
  *Transfinancial Holdings, Inc........................        68,700       339,206
  *Transition Systems, Inc.............................       120,000     1,192,500
  *Transmedia Network, Inc.............................        17,000        60,563
  #Transport Lux Corp..................................         2,546        22,914
  Transtechnology Corp.................................        76,500     1,749,938

THE U.S. 6-10 VALUE SERIES

CONTINUED

                                                               SHARES        VALUE+
                                                         ------------  ------------
  *Transworld Healthcare, Inc..........................        85,200  $    370,088
  *#Travel Ports of America, Inc.......................        66,978       203,027
  *Treadco, Inc........................................        55,500       343,406
  Tremont Corp. DE.....................................        68,133     2,444,271
  *Trend-Lines, Inc. Class A...........................        70,900       208,269
  Trenwick Group, Inc..................................        48,000     1,515,000
  *Triathlon Broadcasting Co. Class A..................        17,100       191,306
  *#Trident Microsystems, Inc..........................       149,300       720,839
  *Tridex Corp.........................................        71,900       262,884
  Trigen Energy Corp...................................       196,700     2,802,975
  *Trimark Holdings, Inc...............................        30,300        74,803
  Trion, Inc...........................................        40,400       117,413
  *Triple S Plastics, Inc..............................        30,500       162,984
  *Tripos, Inc.........................................        44,266       365,195
  *Trism, Inc..........................................        64,800        89,100
  *#Trump Hotels & Casino Resorts, Inc.................       366,800     1,856,925
  *Tuboscope Vetco International, Inc..................       259,000     2,152,938
  *Tultex Corp.........................................       323,307       343,514
  *Turner Corp.........................................        61,998     1,050,091
  Twin Disc, Inc.......................................        33,600       730,800
  Tyler Corp...........................................       188,100     1,257,919
  U.S. Bancorp, Inc....................................       120,900     2,406,666
  *#U.S. Diagnostic, Inc...............................       280,000       280,000
  U.S. Freightways Corp................................         6,300       169,116
  U.S. Industries, Inc.................................        81,900     1,433,250
  *U.S. Office Products, Co............................       259,600     1,415,631
  *URS Corp............................................        91,202     1,852,541
  *US Can Corp.........................................       214,100     3,760,131
  *US Xpress Enterprises, Inc. Class A.................        56,090       865,889
  *USData Corp.........................................         6,750        22,359
  UST Corp.............................................        47,215     1,162,669
  *UTI Energy Corp.....................................        96,000       804,000
  *#Ugly Duckling Corp.................................       114,900       649,903
  *Ultimate Electronics, Inc...........................       133,200       757,575
  *Ultradata Corp......................................        25,000       102,344
  *#Ultrafem, Inc......................................       114,000         2,793
  *Ultrak, Inc.........................................       152,300     1,313,588
  *Ultralife Batteries, Inc............................        50,400       329,963
  *#Ultratech Stepper, Inc.............................       185,400     3,441,488
  *#Unapix Entertainment, Inc..........................         6,000        13,125
  Unico American Corp..................................        44,700       472,144
  *UniComp, Inc........................................         8,100        27,084
  Unifirst Corp........................................       119,000     2,618,000
  *Unimark Group, Inc..................................       125,900       369,831
  *Uni-Marts, Inc......................................       103,200       316,050
  *Union Acceptance Corp. Class A......................        51,400       276,275
  *Unique Casual Restaurants, Inc......................       129,500       861,984
  *Uniroyal Technology Corp............................       163,600     1,646,225
  *Unisource Worldwide, Inc............................     1,291,600    10,171,350
  *Unit Corp...........................................       146,500       695,875
  *Unit Instruments, Inc...............................        66,700       579,456
  *United American Healthcare Corp.....................        80,200       120,300
  United Bankshares, Inc. WV...........................        25,500       734,719
  #United Companies Financial Corp.....................       521,300     2,117,781
  United Fire Casualty Co..............................        18,750       687,891
  United Industrial Corp...............................       200,600     1,993,463
  United National Bancorp..............................         8,651       196,810
  *United Retail Group, Inc............................       150,600     1,477,763
  *United States Energy Corp...........................        15,700        44,647
  *United States Home Corp.............................       148,100     4,720,688
  *United States Homecare Corp.........................         3,400           204
  *United Wisconsin Services, Inc......................       244,800     1,820,700
                                                               SHARES        VALUE+
                                                         ------------  ------------
  *Unitel Video, Inc...................................        29,500  $     90,344
  Unitog Co............................................        20,900       449,350
  *Unitrode Corp.......................................        29,500       499,656
  *Universal American Financial Corp...................        14,400        36,900
  *Universal Electronics, Inc..........................        63,900       694,913
  *#Universal International, Inc.......................        34,600        89,744
  *Universal Standard Medical Labs, Inc................        64,100       108,169
  *Uno Restaurant Corp.................................       103,100       676,594
  *Urocor, Inc.........................................       112,700       626,894
  *Urogen Corp. (Restricted)...........................        14,500         5,510
  *Urologix, Inc.......................................        73,100       311,817
  *Uroquest Medical Corp...............................        40,900        53,681
  *Utilx Corp..........................................        81,600       153,000
  *VLSI Technology, Inc................................       131,900     1,496,241
  *VTEL Corp...........................................       308,900       946,006
  *VWR Scientific Products Corp........................       138,500     4,284,844
  *#Valence Technology, Inc............................        99,700       950,266
  *Vallen Corp.........................................       114,300     2,228,850
  Valley Forge Corp....................................        22,500       292,500
  Valmont Industries, Inc..............................        76,000     1,220,750
  *Value City Department Stores, Inc...................       399,100     4,090,775
  Value Line, Inc......................................         4,000       166,000
  *Valuevision International, Inc. Class A.............       307,300     1,661,341
  *Vans, Inc...........................................       147,700     1,093,903
  *Vari L Co., Inc.....................................       108,000       715,500
  *Variflex, Inc.......................................        65,500       345,922
  Varlen Corp..........................................       126,071     3,344,821
  *Vaughn Communications, Inc..........................        54,500       412,156
  *Vectra Technologies, Inc............................        58,100           349
  *Venture Stores, Inc.................................       266,179         2,529
  *Verilink Corp.......................................       119,400       593,269
  *Verity, Inc.........................................       125,000     2,160,156
  Vermont Financial Services Corp......................       120,600     2,796,413
  *Versar, Inc.........................................         1,300         2,844
  *Versatility, Inc....................................         3,500         5,141
  *Vertex Communications Corp..........................        56,000       990,500
  *Veterinary Centers of America, Inc..................       202,500     3,695,625
  *Viagrafix Corp......................................        49,000       297,063
  *Vicorp Restaurants, Inc.............................       110,200     1,594,456
  *Video Display Corp..................................        44,400       285,825
  *Video Services Corp.................................        27,000        60,750
  *Video Update, Inc...................................        56,600        76,941
  *Videonics, Inc......................................        58,000        57,094
  *Viisage Technology, Inc.............................        11,000        11,000
  Virco Manufacturing Corp.............................       112,635     2,351,256
  *Virtualfund.Com, Inc................................        27,800        71,238
  *Vishay Intertechnology, Inc.........................        23,700       336,244
  Vital Signs, Inc.....................................       194,000     3,285,875
  Vulcan International Corp............................        12,200       434,625
  *#WFS Financial, Inc.................................       252,600     1,594,538
  *#WHX Corp...........................................       372,500     3,934,531
  WICOR, Inc...........................................        81,000     1,771,875
  *WLR Foods, Inc......................................       176,006     1,551,053
  *WPI Group, Inc......................................       117,600       830,550
  Wackenhut Corp. Class A..............................        16,300       396,294
  Wackenhut Corp. Class B Non-Voting...................        26,000       529,750
  Walbro Corp..........................................       115,752       860,906
  *Walker Interactive Systems, Inc.....................        47,600       382,288
  *Wall Data, Inc......................................       106,700     1,820,569

THE U.S. 6-10 VALUE SERIES

CONTINUED

                                                               SHARES        VALUE+
                                                         ------------  ------------
  *Wall Street Deli, Inc...............................        39,700  $    145,153
  Walshire Assurance Co................................        50,527       405,795
  Warren Bancorp, Inc..................................        72,000       666,000
  *Washington Homes, Inc...............................       104,000       507,000
  Washington Savings Bank FSB Waldorf, MD..............        23,500       108,688
  *Waterlink, Inc......................................       225,000       843,750
  Watkins-Johnson Co...................................        93,000     1,697,250
  Watts Industries, Inc. Class A.......................       185,400     3,511,013
  Webb (Del) Corp......................................       311,188     8,246,482
  *Webco Industries, Inc...............................        90,500       622,188
  Webster Financial Corp...............................        87,425     2,431,508
  *Weirton Steel Corp..................................       468,700       878,813
  Wellco Enterprises, Inc..............................         4,800        52,200
  Wellman, Inc.........................................       485,100     5,881,838
  *Wells-Gardner Electronics Corp......................        45,700       125,675
  Werner Enterprises, Inc..............................       275,625     4,496,133
  Wesbanco, Inc........................................        40,600     1,146,950
  *#West Coast Entertainment Corp......................       136,500        85,313
  West, Inc............................................       161,800     4,914,675
  *#Westbridge Capital Corp............................        12,000           600
  Westco Bancorp, Inc..................................        11,400       391,875
  Westcorp, Inc........................................       408,356     3,496,548
  Westerfed Financial Corp.............................        69,900     1,356,497
  Western Bancorp......................................        38,412     1,260,394
  *Western Beef, Inc...................................        57,400       426,913
  *Weston (Roy F.), Inc. Class A.......................        87,200       253,425
  Weyco Group, Inc.....................................         2,400        62,100
  Whitney Holdings Corp................................        85,400     3,154,463
  *Whittaker Corp......................................       131,900     1,813,625
  *Wickes Lumber Co....................................        96,600       437,719
  *Williams Clayton Energy, Inc........................       122,000     1,029,375
  *#Wilshire Financial Services Group, Inc.............       161,700       154,120
  *Wilshire Oil Co. of Texas...........................       108,514       542,570
  Winnebago Industries, Inc............................       237,800     2,853,600
  Wiser Oil Co.........................................       100,175       325,569
  Wolf (Howard B.), Inc................................         5,000        22,813
  Wolohan Lumber Co....................................        74,478       965,887
  *Wolverine Tube, Inc.................................       154,600     3,468,838
  Wolverine World Wide, Inc............................        97,000     1,321,625
  Woodhead Industries, Inc.............................       141,600     1,849,650
  *Workgroup Technology Corp...........................        82,600       161,328
  World Fuel Services Corp.............................        50,000       609,375
  *Worldtex, Inc.......................................       242,700       910,125
  Worthington Foods, Inc...............................        23,554       448,262
  *Wyant Corp..........................................           800         2,950
  *Xetel Corp..........................................       100,500       282,656
  *Xicor, Inc..........................................       205,800       424,463
                                                               SHARES        VALUE+
                                                         ------------  ------------
  Xtra Corp............................................        14,450  $    687,278
  Yankee Energy Systems, Inc...........................       110,300     3,212,488
  Yardville National Bancorp...........................        47,970       653,591
  *Yellow Corp.........................................       303,000     4,904,813
  York Financial Corp..................................       100,024     1,712,911
  *York Research Corp..................................         3,800        14,369
  *Zaring National Corp................................        46,000       416,875
  *Zemex Corp..........................................       108,658       719,859
  Zenith National Insurance Corp.......................       188,700     4,599,563
  Ziegler Co., Inc.....................................         7,700       139,563
  *Zing Technologies, Inc..............................        29,800       227,225
  *Zoll Medical Corp...................................        91,000     1,018,063
  *Zygo Corp...........................................        52,000       637,000
                                                                       ------------
TOTAL COMMON STOCKS
  (Cost $2,344,155,633)................................                2,410,581,639
                                                                       ------------
PREFERRED STOCKS -- (0.1%)
  Price Enterprises, Inc. Series A
    (Cost $3,435,917)..................................       255,400     3,455,881
                                                                       ------------
RIGHTS/WARRANTS -- (0.0%)
  *CSF Holdings, Inc. Litigation Rights 12/30/99.......        40,500             0
  *National Mercantile Bancorp Warrants 06/02/99.......           165             0
  *Statesman Group, Inc. Contingent Payment Rights.....        37,500             0
                                                                       ------------
TOTAL RIGHTS/WARRANTS
  (Cost $0)............................................                           0
                                                                       ------------
                                                             FACE
                                                            AMOUNT
                                                         ------------
                                                            (000)
TEMPORARY CASH INVESTMENTS -- (1.5%)
  Repurchase Agreement, PNC Capital Markets Inc. 4.95%,
    12/01/98 (Collateralized by U.S. Treasury Notes
    6.25%, 08/31/02
    valued at $36,615,250) to be repurchased at
    $36,071,959. (Cost $36,067,000)....................  $     36,067    36,067,000
                                                                       ------------
TOTAL INVESTMENTS -- (100.0%)
  (Cost $2,383,658,550)++..............................                $2,450,104,520
                                                                       ------------
                                                                       ------------
--------------------
   +  See Note B to Financial Statements.
   *  Non-Income Producing Securities
   #  Total or Partial Securities on Loan
  ++  Approximates cost for federal income tax purposes.

                See accompanying Notes to Financial Statements.

                        THE DFA INVESTMENT TRUST COMPANY

                           THE U.S. 6-10 VALUE SERIES

                      STATEMENT OF ASSETS AND LIABILITIES

                               NOVEMBER 30, 1998

                  (AMOUNTS IN THOUSANDS, EXCEPT SHARE AMOUNTS)

ASSETS:
Investments at Value...................................................................  $   2,450,105
Collateral for Securities Loaned.......................................................         87,880
Receivables
  Dividends and Interest...............................................................          2,050
  Investment Securities Sold...........................................................          3,757
                                                                                         -------------
    Total Assets.......................................................................      2,543,792
                                                                                         -------------

LIABILITIES:
Payable for Securities Loaned..........................................................         87,880
Payable for Investment Securities Purchased............................................         16,938
Payable for Fund Shares Redeemed.......................................................          2,631
Accrued Expenses and Other Liabilities.................................................            609
                                                                                         -------------
    Total Liabilities..................................................................        108,058
                                                                                         -------------
NET ASSETS.............................................................................  $   2,435,734
                                                                                         -------------
                                                                                         -------------

SHARES OUTSTANDING $.01 PAR VALUE
  (Authorized 100,000,000).............................................................    141,121,877
                                                                                         -------------
                                                                                         -------------

NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE...............................  $       17.26
                                                                                         -------------
                                                                                         -------------

Investments at Cost....................................................................  $   2,383,658
                                                                                         -------------
                                                                                         -------------

                See accompanying Notes to Financial Statements.

                        THE DFA INVESTMENT TRUST COMPANY

                           THE U.S. 6-10 VALUE SERIES

                            STATEMENT OF OPERATIONS

                      FOR THE YEAR ENDED NOVEMBER 30, 1998

                             (AMOUNTS IN THOUSANDS)

INVESTMENT INCOME
    Dividends.....................................    $ 21,050
    Interest......................................       2,460
    Income from Securities Lending................       1,196
                                                      --------
        Total Investment Income...................      24,706
                                                      --------
EXPENSES
    Investment Advisory Services..................       4,743
    Accounting & Transfer Agent Fees..............         979
    Custodian's Fee...............................         351
    Legal Fees....................................          29
    Audit Fees....................................          45
    Shareholders' Reports.........................          43
    Trustees' Fees and Expenses...................           9
    Other.........................................          38
                                                      --------
        Total Expenses............................       6,237
                                                      --------
    NET INVESTMENT INCOME.........................      18,469
                                                      --------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON
  INVESTMENTS
    Net Realized Gain on Investment Securities....     204,982
    Change in Unrealized Depreciation of
     Investment Securities........................    (454,998)
                                                      --------
    NET GAIN ON INVESTMENT SECURITIES.............    (250,016)
                                                      --------
NET DECREASE IN NET ASSETS RESULTING FROM
  OPERATIONS......................................    $(231,547)
                                                      --------
                                                      --------

                See accompanying Notes to Financial Statements.

                        THE DFA INVESTMENT TRUST COMPANY

                           THE U.S. 6-10 VALUE SERIES

                      STATEMENTS OF CHANGES IN NET ASSETS
                             (AMOUNTS IN THOUSANDS)

                                                                             YEAR         YEAR
                                                                             ENDED        ENDED
                                                                           NOV. 30,     NOV. 30,
                                                                             1998         1997
                                                                          -----------  -----------
INCREASE (DECREASE) IN NET ASSETS
Operations:
    Net Investment Income...............................................  $    18,469  $    15,275
    Net Realized Gain on Investment Securities..........................      204,982      201,107
    Change in Unrealized Appreciation (Depreciation) of Investment
      Securities........................................................     (454,998)     300,802
                                                                          -----------  -----------
        Net Increase (Decrease) in Net Assets Resulting from
          Operations....................................................     (231,547)     517,184
                                                                          -----------  -----------
Distributions From:
    Net Investment Income...............................................      (20,925)     (12,192)
    Net Realized Gains..................................................     (201,111)     (57,267)
                                                                          -----------  -----------
        Total Distributions.............................................     (222,036)     (69,459)
                                                                          -----------  -----------
Capital Share Transactions (1):
    Shares Issued.......................................................      554,989      578,927
    Shares Issued in Lieu of Cash Distributions.........................      215,595       63,693
    Shares Redeemed.....................................................     (105,535)    (114,290)
                                                                          -----------  -----------
        Net Increase From Capital Share Transactions....................      665,049      528,330
                                                                          -----------  -----------
        Total Increase..................................................      211,466      976,055
NET ASSETS
    Beginning of Period.................................................    2,224,268    1,248,213
                                                                          -----------  -----------
    End of Period.......................................................  $ 2,435,734  $ 2,224,268
                                                                          -----------  -----------
                                                                          -----------  -----------
(1) SHARES ISSUED AND REDEEMED:
    Shares Issued.......................................................       29,754       32,037
    Shares Issued in Lieu of Cash Distributions.........................       11,637        3,798
    Shares Redeemed.....................................................       (5,674)      (5,731)
                                                                          -----------  -----------
                                                                               35,717       30,104
                                                                          -----------  -----------
                                                                          -----------  -----------

                See accompanying Notes to Financial Statements.

                        THE DFA INVESTMENT TRUST COMPANY

                           THE U.S. 6-10 VALUE SERIES

                              FINANCIAL HIGHLIGHTS
                (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                             YEAR           YEAR         YEAR          YEAR           YEAR
                                             ENDED         ENDED        ENDED          ENDED         ENDED
                                           NOV. 30,       NOV. 30,     NOV. 30,      NOV. 30,       NOV. 30,
                                             1998           1997         1996          1995           1994
                                          -----------     --------     --------     -----------     --------
Net Asset Value, Beginning of Period....    $   21.10     $  16.58     $  14.02       $   11.15     $  11.04
                                          -----------     --------     --------     -----------     --------
Income from Investment Operations
  Net Investment Income.................         0.14         0.15         0.15            0.14         0.12
  Net Gains (Losses) on Securities
    (Realized and Unrealized)...........        (1.92)        5.23         2.88            3.06         0.16
                                          -----------     --------     --------     -----------     --------
  Total from Investment Operations......        (1.78)        5.38         3.03            3.20         0.28
                                          -----------     --------     --------     -----------     --------
Less Distributions
  Net Investment Income.................        (0.16)       (0.12)       (0.15)          (0.14)       (0.12)
  Net Realized Gains....................        (1.90)       (0.74)       (0.32)          (0.19)       (0.05)
                                          -----------     --------     --------     -----------     --------
  Total Distributions...................        (2.06)       (0.86)       (0.47)          (0.33)       (0.17)
                                          -----------     --------     --------     -----------     --------
Net Asset Value, End of Period..........    $   17.26     $  21.10     $  16.58       $   14.02     $  11.15
                                          -----------     --------     --------     -----------     --------
                                          -----------     --------     --------     -----------     --------
Total Return............................        (9.05)%      33.93%       22.14%          28.81%        2.52%

Net Assets, End of Period (thousands)...    $2,435,734    $2,224,268   $1,248,213     $ 624,343     $350,277
Ratio of Expenses to Average Net
  Assets................................         0.26%        0.28%        0.29%           0.32%        0.32%
Ratio of Net Investment Income to
  Average Net Assets....................         0.78%        0.86%        1.11%           1.22%        1.50%
Portfolio Turnover Rate.................        22.51%       25.47%       14.91%          20.62%        8.22%

                See accompanying Notes to Financial Statements.

                        THE DFA INVESTMENT TRUST COMPANY
                         NOTES TO FINANCIAL STATEMENTS

A. ORGANIZATION:

    The DFA Investment Trust Company (the "Trust") is an open-end management investment company registered under the Investment Company Act of 1940. The Trust currently offers sixteen series, of which The U.S. 6-10 Value Series (the "Series") is presented in this report.

    Effective August 1, 1997, The U.S. Small Cap Value Series changed its name to The U.S. 6-10 Value Series.

B. SIGNIFICANT ACCOUNTING POLICIES:

    The following significant accounting policies are in conformity with generally accepted accounting principles for investment companies. Such policies are consistently followed by the Trust in preparation of its financial statements. The preparation of financial statements in accordance with generally accepted accounting principles may require management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

    1. SECURITY VALUATION: Securities held by the Series which are listed on a securities exchange and for which market quotations are readily available are valued at the last quoted sale price of the day, or if there is no such reported sale, at the mean between the most recent bid and asked prices. Price information on listed securities is taken from the exchange where the security is primarily traded. Unlisted securities for which market quotations are readily available are valued at the mean between the most recent bid and asked prices. Securities for which quotations are not readily available are valued in good faith at fair value using methods determined by the Board of Trustees.

    2. FEDERAL INCOME TAXES: It is the Series' intention to continue to qualify as a regulated investment company and distribute all of its taxable income. Accordingly, no provision for Federal taxes is required in the financial statements.

    3. REPURCHASE AGREEMENTS: The Series may purchase money market instruments subject to the seller's agreement to repurchase them at an agreed upon date and price. The seller will be required on a daily basis to maintain the value of the collateral subject to the agreement at not less than the repurchase price (including accrued interest). The agreements are conditioned upon the collateral being deposited under the Federal Reserve book-entry system or with the Fund's custodian or a third party sub-custodian. All open repurchase agreements were entered into on November 30, 1998.

    4. OTHER: Security transactions are accounted for on the date the securities are purchased or sold. Costs used in determining realized gains and losses on the sale of investment securities are those of specific securities sold. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Interest income is recorded on the accrual basis. Discount and premium on securities purchased are amortized over the lives of the respective securities. Expenses directly attributable to a Series are directly charged. Common expenses are allocated using methods determined by the Board of Trustees.

C. INVESTMENT ADVISOR:

    Dimensional Fund Advisors Inc. ("DFA" or the "Advisor") provides investment advisory services to the Series. For the year ended November 30, 1998, the Series' advisory fees were computed daily and paid monthly to the Advisor based on an effective annual rate of 0.20 of 1% of average daily net assets.

    Certain officers of the Series are also officers, directors and shareholders of the Advisor.

D. PURCHASES AND SALES OF SECURITIES:

    For the year ended November 30, 1998, the Series made the following purchases and sales of investment securities other than U.S. Government Securities (amounts in thousands):

Purchases..................................................  $ 993,193
Sales......................................................    522,776

E. INVESTMENT TRANSACTIONS:

    At November 30, 1998, gross unrealized appreciation and depreciation for federal income tax purposes of investment securities was as follows (amounts in thousands):

Gross Unrealized Appreciation.............................  $  487,631
Gross Unrealized Depreciation.............................    (421,185)
                                                            ----------
Net.......................................................  $   66,446
                                                            ----------
                                                            ----------

F. LINE OF CREDIT:

    The Trust, together with other DFA-advised portfolios, has entered into a $50 million unsecured line of credit with its domestic custodian bank. Each series is permitted to borrow, subject to its investment limitations, up to a maximum of $50 million. Borrowings under the line are charged interest at the current overnight federal funds rate plus a variable rate determined at the date of borrowing. Each series is individually, and not jointly liable for its particular advances under the line. There is no commitment fee on the unused portion of the line of credit. There were no borrowings under the line of credit by the Series during the year ended November 30, 1998.

G. COMPONENTS OF NET ASSETS:

    At November 30, 1998, net assets consisted of (amounts in thousands):

Paid-In Capital..........................................  $ 2,163,416
Undistributed Net Investment Income......................        1,045
Undistributed Net Realized Gain..........................      204,827
Unrealized Appreciation of Investment Securities.........       66,446
                                                           -----------
                                                           $ 2,435,734
                                                           -----------
                                                           -----------

H. SECURITIES LENDING:

    Loans of domestic securities are required at all times to be secured by collateral at least equal to 102% of the market value of the securities on loan. However, in the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings. In the event that the borrower fails to return loaned securities, and cash collateral being maintained by the borrower is insufficient to cover the value of loaned securities and provided such collateral insufficiency is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Series or, at the option of the lending agent, replace the loaned securities. Such cash collateral for November 30, 1998 was reinvested into overnight repurchase agreements with Swiss Bank Corp., UBS Securities Inc., Salomon Brothers and Barclays De Zoette Wedd, which was in turn collateralized by U.S. Government Treasury Securities. At November 30, 1998, the market value of securities on loan to brokers was $71,765,669, the related collateral cash received was $87,880,225 and the value of collateral on overnight repurchase agreements was $89,965,361.

                       REPORT OF INDEPENDENT ACCOUNTANTS

TO THE SHAREHOLDERS AND BOARD OF TRUSTEES OF
THE DFA INVESTMENT TRUST COMPANY:

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, of The DFA Investment Trust Company, The U.S. 6-10 Value Series, and the related statements of operations, and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of The DFA Investment Trust Company, The U.S. 6-10 Value Series at November 30, 1998, the results of its operations, changes in its net assets and its financial highlights for each of the periods presented, in conformity with generally accepted accounting principles. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with generally accepted auditing standards which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at November 30, 1998 by correspondence with the custodian and brokers, provide a reasonable basis for the opinion expressed above.

PricewaterhouseCoopers LLP

2400 Eleven Penn Center
Philadelphia, Pennsylvania
January 15, 1999